UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund
Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Semi-annual report for the period November 1, 2010 through April 30, 2011 (unaudited)

Capital Private Client Services Funds
Investment Adviser’s Report
April 30, 2011 (unaudited)

Dear Shareholder:

We would first like to welcome all of the new shareholders who have joined the Capital Private Client Services Funds in recent months.

In April we marked the one-year anniversary of our launch by introducing three new equity funds: Capital U.S. Equity, Capital Non-U.S. Equity and Capital Global Equity. A complete list of holdings for these funds as of April 30, 2011 is contained in this semi-annual report.

You will also find results and holdings information for our five bond funds: Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal, Capital California Short-Term Municipal and Capital Core Bond. The bond funds all protected client assets for the six month period ending April 30, 2011, through what has been an increasingly volatile environment for fixed-income securities.

Below you will find a discussion about the most recent period from your equity and fixed-income portfolio management teams. Should you have any additional questions or need further information about the funds, please contact your Investment Counselor or call (866) 421-2166.

We appreciate your continued trust and confidence in the Capital Private Client Services Funds.

Sincerely yours,

/s/ John B. Emerson

John B. Emerson
President
Capital Private Client Services Funds
June 10, 2011

EQUITY DISCUSSION

Recent months have contained a number of anxious moments for equity investors, fueled primarily by geopolitical events and devastating natural disasters. Despite heightened volatility, the impact on the stock market so far has been relatively modest. Strong corporate earnings, a rise in consumer spending and ongoing merger activity combined to keep equities firmly in positive territory during the short period under review.

Why has the market done so well in the face of such daunting headlines? In a word, earnings. Corporations continue to benefit from efforts to enhance productivity undertaken during the depths of the recession. At the same time, consumer confidence has improved, and both individuals and corporations are spending more money. Capital expenditures are on the rise and inventories are being replenished.

Despite some signs that the double-digit growth of the past few years may be slowing in parts of the emerging world—including China and India—the global economic recovery remains in place, underpinned by the continuing development of a massive middle class in those still-robust economies.

Here in the U.S., research shows that expansionary periods have tended to last for an average of nearly five years since World War II. Although the past is certainly no guarantee of the future, it is quite possible that the current economic expansion could still have room to grow.

Although conditions seem positive for the market overall, careful stock selection will no doubt be increasingly important going forward. We are focused on finding companies in all corners of the globe capable of generating increasing sales and growing earnings, especially over the long-term.

FIXED-INCOME DISCUSSION

Even though nominal yields remain low, bonds continued to serve their primary role of providing modest protection against brief episodes of stock market disruption during the past six months.

The municipal market pulled back early in the period after some pundits predicted that sweeping defaults were on the horizon. In some cases, this turned out to be a buying opportunity, as prices recovered once investors realized that not all municipalities are vulnerable to the same challenges. While the revenue picture has improved for many state and local governments, careful due diligence remains critical to finding the right investments.

In taxable bond portfolios, we favor high-grade corporate securities largely backed by profitable companies that have slashed costs, increased efficiencies and built solid cash reserves. Though rates will likely have an upward bias from here, we don’t expect much movement until employment and the housing market improve.

Four primary variables impacted the bond market during the period: economic conditions, fund flows, supply and demand, and headlines.

The U.S. economy continues to rebound, though the pace of growth appears to be slowing. This reduces the likelihood that core inflation will materially rise, lessening the risk of any immediate rate hikes by the Federal Reserve.

Given the strength in the stock market over the past two years, investors are feeling more comfortable with equities. The flood of cash pouring into bond funds from late 2008 through 2010 has reversed as investors have recently begun moving into stocks at a faster rate.

This trend has had an impact on the supply and demand equation. As investors pull away from bonds, managers must raise cash by selling securities. At the same time, new bond issuance has been low, especially in the municipal market, creating an imbalance and more limited liquidity.

Finally, bonds have faced an increased litany of negative headlines, from the disaster in Japan to concerns about the possibility of higher interest rates.

On that note, we do believe that any rise in rates will be slower than many expect. The Fed is unlikely to begin tightening short-term rates until significant improvements in both housing and employment are evident. If the Fed raises rates before these key drivers strengthen sufficiently, it runs the risk of curtailing the still-fragile economic recovery.

To control exposure to the possibility of more-aggressive Fed action, and to reflect the fact that markets often discount rising rates before the first act of tightening, we are maintaining shorter average durations in most of the funds. In addition, on the municipal side we are primarily focused on owning state general obligation and revenue bonds that are backed by clearly identifiable income streams.

Capital Core Municipal Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $211,601)		$212,237
Short-term investments, at value (cost: $25,970)		25,970
Cash		349
Receivables for:
Sales of investments	224
Sales of fund's shares	–
Interest	3,043
Reimbursement from investment adviser	4
		3,271
Total assets		241,827

Liabilities:
Payables for:
Purchases of investments	787
Repurchases of fund's shares	47
Investment advisory services	69
Other accrued expenses	13
Total liabilities		916
Net assets at April 30, 2011:		$240,911

Net assets consist of:
Capital paid in on shares of beneficial interest		$240,925
Distributions in excess of net investment income		(1)
Accumulated net realized loss		(649)
Net unrealized appreciation		636
Net assets at April 30, 2011		$240,911

Shares outstanding:		23,916

Net asset value per share:		$10.07

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $90,008)			$90,551
Short-term investments, at value (cost: $38,265)			38,265
Cash			193
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Interest	1,192
Reimbursement from investment adviser	6
			1,198
Total assets			130,207

Liabilities:
Payables for:
Purchases of investments	1,151
Repurchases of fund's shares	–	1
Investment advisory services	37
Other accrued expenses	5
Total liabilities			1,193
Net assets at April 30, 2011:			$129,014

Net assets consist of:
Capital paid in on shares of beneficial interest			$128,484
Distributions in excess of net investment income			(–)	1
Accumulated net realized loss			(13)
Net unrealized appreciation			543
Net assets at April 30, 2011			$129,014

Shares outstanding:			12,790

Net asset value per share:			$10.09

1 Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $122,086)		$122,040
Short-term investments, at value (cost: $19,825)		19,825
Cash		289
Receivables for:
Sales of investments	2,426
Sales of fund's shares	7
Interest	1,740
Reimbursement from investment adviser	3
		4,176
Total assets		146,330

Liabilities:
Payables for:
Purchases of investments	400
Repurchases of fund's shares	4
Investment advisory services	41
Other accrued expenses	25
Total liabilities		470
Net assets at April 30, 2011:		$145,860

Net assets consist of:
Capital paid in on shares of beneficial interest		$145,913
Distributions in excess of net investment income		(–)	1
Accumulated net realized loss		(7)
Net unrealized depreciation		(46)
Net assets at April 30, 2011		$145,860

Shares outstanding:		14,519

Net asset value per share:		$10.05

1 Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $37,669)		$37,769
Short-term investments, at value (cost: $22,055)		22,055
Cash		1,253
Receivables for:
Sales of investments	–
Sales of fund's shares	6
Interest	528
Reimbursement from investment adviser	4
		538
Total assets		61,615

Liabilities:
Payables for:
Purchases of investments	–
Repurchases of fund's shares	–
Investment advisory services	17
Other accrued expenses	19
Total liabilities		36
Net assets at April 30, 2011:		$61,579

Net assets consist of:
Capital paid in on shares of beneficial interest		$61,451
Distributions in excess of net investment income		(–)	1
Accumulated net realized gain		28
Net unrealized appreciation		100
Net assets at April 30, 2011		$61,579

Shares outstanding:		6,123

Net asset value per share:		$10.06

1 Amount rounds to less than $1,000.

Capital Core Bond Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $227,787)			$230,591
Short-term investments, at value (cost: $26,256)			26,256
Cash			89
Receivables for:
Sales of investments	4,863
Sales of fund's shares	16
Interest	1,536
Reimbursement from investment adviser	4
			6,419
Total assets			263,355

Liabilities:
Payables for:
Purchases of investments	8,880
Repurchases of fund's shares	–	1
Investment advisory services	73
Other accrued expenses	15
Total liabilities			8,968
Net assets at April 30, 2011:			$254,387

Net assets consist of:
Capital paid in on shares of beneficial interest			$252,398
Accumulated undistributed net investment income			4
Accumulated net realized loss			(819)
Net unrealized appreciation			2,804
Net assets at April 30, 2011			$254,387

Shares outstanding:			25,089

Net asset value per share:			$10.14

1 Amount rounds to less than $1,000.

Capital Global Equity Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $38,720)		$39,775
Short-term investments, at value (cost: $6,634)		6,634
Cash		38
Foreign currency, at value (cost: $3)		3
Receivables for:
Sales of investments	9
Sales of fund's shares	–
Dividends	61
Reimbursement from investment adviser	1
		71
Total assets		46,521

Liabilities:
Payables for:
Purchases of investments	2,524
Repurchases of fund's shares	–
Unified fees	21
Other accrued expenses	1
Total liabilities		2,546
Net assets at April 30, 2011:		$43,975

Net assets consist of:
Capital paid in on shares of beneficial interest		$42,926
Accumulated undistributed net investment income		57
Accumulated net realized loss		(63)
Net unrealized appreciation		1,055
Net assets at April 30, 2011		$43,975

Shares outstanding:		4,298

Net asset value per share:		$10.23

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $24,343)		$25,344
Short-term investments, at value (cost: $4,260)		4,260
Cash		19
Foreign currency, at value (cost: $10)		10
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Dividends	74
Reimbursement from investment adviser	1
		75
Total assets		29,708

Liabilities:
Payables for:
Purchases of investments	1,435
Repurchases of fund's shares	–
Unified fees	18
Other accrued expenses	2
Total liabilities		1,455
Net assets at April 30, 2011:		$28,253

Net assets consist of:
Capital paid in on shares of beneficial interest		$27,250
Accumulated undistributed net investment income		89
Accumulated net realized loss		(86)
Net unrealized appreciation		1,000
Net assets at April 30, 2011		$28,253

Shares outstanding:		2,718

Net asset value per share:		$10.39

Capital U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2011 (unaudited)	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $70,529)		$82,351
Short-term investments, at value (cost: $5,100)		5,100
Cash		302
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Dividends	164
Reimbursement from investment adviser	1
		165
Total assets		87,918

Liabilities:
Payables for:
Purchases of investments	125
Repurchases of fund's shares	11
Unified fees	44
Other accrued expenses	122
Total liabilities		302
Net assets at April 30, 2011:		$87,616

Net assets consist of:
Capital paid in on shares of beneficial interest		$73,148
Accumulated undistributed net investment income		52
Accumulated net realized gain		2,594
Net unrealized appreciation		11,822
Net assets at April 30, 2011		$87,616

Shares outstanding:		5,579

Net asset value per share:		$15.70

Capital Core Municipal Fund
Statement of operations
for the six months ended April 30, 2011 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$3,231

Fees and expenses:
Investment advisory services	430
Administrative and accounting services	37
Registration fees	17
Audit and tax fees	14
Transfer agent services	7
Trustees' compensation	5
Other	4
Total fees and expenses		514
Reimbursement of fees		(22)
Net fees and expenses		492
Net investment income		2,739

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(649)
Net unrealized depreciation on investments		(4,531)
Net realized loss and unrealized depreciation on investments		(5,180)
Net decrease in net assets resulting from operations		$(2,441)

Capital Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2011 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$827

Fees and expenses:
Investment advisory services	204
Administrative and accounting services	18
Registration fees	14
Audit and tax fees	14
Transfer agent services	5
Trustees' compensation	5
Other	1
Total fees and expenses		261
Reimbursement of fees		(28)
Net fees and expenses		233
Net investment income		594

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(12)
Net unrealized depreciation on investments		(538)
Net realized loss and unrealized depreciation on investments		(550)
Net increase in net assets resulting from operations		$44

Capital California Core Municipal Fund
Statement of operations
for the six months ended April 30, 2011 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$1,781

Fees and expenses:
Investment advisory services	259
Administrative and accounting services	22
Registration fees	6
Audit and tax fees	14
Transfer agent services	6
Trustees' compensation	5
Other	3
Total fees and expenses		315
Reimbursement of fees		(19)
Net fees and expenses		296
Net investment income		1,485

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(7)
Net unrealized depreciation on investments		(2,562)
Net realized loss and unrealized depreciation on investments		(2,569)
Net decrease in net assets resulting from operations		$(1,084)

Capital California Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2011 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$345

Fees and expenses:
Investment advisory services	92
Administrative and accounting services	8
Registration fees	3
Audit and tax fees	14
Transfer agent services	4
Trustees' compensation	5
Other	5
Total fees and expenses		131
Reimbursement of fees		(23)
Net fees and expenses		108
Net investment income		237

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		37
Net unrealized depreciation on investments		(333)
Net realized gain and unrealized depreciation on investments		(296)
Net decrease in net assets resulting from operations		$(59)

Capital Core Bond Fund
Statement of operations
for the six months ended April 30, 2011 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,959

Fees and expenses:
Investment advisory services	426
Administrative and accounting services	36
Registration fees	17
Audit and tax fees	14
Transfer agent services	7
Trustees' compensation	5
Other	4
Total fees and expenses		509
Reimbursement of fees		(22)
Net fees and expenses		487
Net investment income		2,472

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(819)
Net unrealized depreciation on investments		(3,087)
Net realized loss and unrealized depreciation on investments		(3,906)
Net decrease in net assets resulting from operations		$(1,434)

Capital Global Equity Fund
Statement of operations
for the month ended April 30, 2011 (unaudited)1			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $9)	$77
	Interest	1		78

	Fees and expenses:
	Unified fees	21
	Trustees' compensation	1
	Legal fees	–	2
	Other	–	2
	Total fees and expenses			22
	Reimbursement of fees			(1)
	Net fees and expenses			21
	Net investment income			57

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(30)
	Net realized loss on currency			(33)
	Net unrealized appreciation on investments and currency			1,055
	Net realized loss and unrealized appreciation on investments and currency			992
Net increase in net assets resulting from operations				$1,049

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

Capital Non-U.S. Equity Fund
Statement of operations
for the month ended April 30, 2011 (unaudited)1			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $13)	$106
	Interest	1		107

	Fees and expenses:
	Unified fees	18
	Trustees' compensation	1
	Legal fees	–	2
	Other	–	2
	Total fees and expenses			19
	Reimbursement of fees			(1)
	Net fees and expenses			18
	Net investment income			89

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(25)
	Net realized loss on currency			(61)
	Net unrealized appreciation on investments and currency			1,000
	Net realized loss and unrealized appreciation on investments and currency			914
Net increase in net assets resulting from operations				$1,003

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

Capital U.S. Equity Fund
Statement of operations
for the month ended April 30, 2011 (unaudited)1			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $3)	$96
	Interest	1		97

	Fees and expenses:
	Unified fees	44
	Trustees' compensation	1
	Legal fees	–	2
	Other	2
	Total fees and expenses			47
	Reimbursement of fees			(1)
	Net fees and expenses			46
	Net investment income			51

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
	Net realized gain on investments			8,489
	Net unrealized depreciation on investments			(6,417)
	Net realized gain and unrealized depreciation on investments			2,072
Net increase in net assets resulting from operations				$2,123

1	Endowments – Growth and Income Portfolio (the "Predecessor Fund") was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.
2	Amount rounds to less than $1,000.

Capital Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/111	For the year ended 10/31/102

Operations:
	Net investment income	$2,739	$2,253
	Net realized gain (loss) on investments	(649)	576
	Net unrealized appreciation (depreciation) on investments	(4,531)	5,167
	Net increase (decrease) in net assets resulting from operations	(2,441)	7,996

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,740)	(2,253)
	Distributions from capital gain	(575)	(1)
	Total dividends and distributions	(3,315)	(2,254)

Net capital share transactions		(22,035)	262,960

Total increase (decrease) in net assets		(27,791)	268,702

Net assets:
	Beginning of period	268,702	–
	End of period (including distributions in excess of and undistributed net investment income: ($1)and $–, respectively.)	$240,911	$268,702

1	Unaudited.
2	The Fund commenced operations on April 13, 2010.

Capital Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/111	For the year ended 10/31/102

Operations:
	Net investment income	$594	$389
	Net realized gain (loss) on investments	(12)	100
	Net unrealized appreciation (depreciation) on investments	(538)	1,081
	Net increase in net assets resulting from operations	44	1,570

Dividends and distributions to shareholders:
	Dividends from net investment income	(594)	(389)
	Distributions from capital gain	(100)	(1)
	Total dividends and distributions	(694)	(390)

Net capital share transactions		40,167	88,317

Total increase in net assets		39,517	89,497

Net assets:
	Beginning of period	89,497	–
	End of period (including distributions in excess of and undistributed net investment income: ($-)3 and $-, respectively.)	$129,014	$89,497

1	Unaudited.
2	The Fund commenced operations on April 13, 2010.
3	Amount rounds to less than $1,000.

Capital California Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/111	For the year ended 10/31/102

Operations:
	Net investment income	$1,485	$1,096
	Net realized gain (loss) on investments	(7)	3
	Net unrealized appreciation (depreciation) on investments	(2,562)	2,516
	Net increase (decrease) in net assets resulting from operations	(1,084)	3,615

Dividends and distributions to shareholders:
	Dividends from net investment income	(1,485)	(1,096)
	Distributions from capital gain	(1)	(2)
	Total dividends and distributions	(1,486)	(1,098)

Net capital share transactions		(20,112)	166,025

Total increase (decrease) in net assets		(22,682)	168,542

Net assets:
	Beginning of period	168,542	–
	End of period (including distributions in excess of and undistributed net investment income: ($–)3 and $–, respectively.)	$145,860	$168,542

1	Unaudited.
2	The Fund commenced operations on April 13, 2010.
3	Amount rounds to less than $1,000.

Capital California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/111	For the year ended 10/31/102

Operations:
	Net investment income	$237	$165
	Net realized gain (loss) on investments	37	(9)
	Net unrealized appreciation (depreciation) on investments	(333)	433
	Net increase (decrease) in net assets resulting from operations	(59)	589

Dividends and distributions to shareholders:
	Dividends from net investment income	(237)	(165)
	Distributions from capital gain	–	–
	Total dividends and distributions	(237)	(165)

Net capital share transactions		11,210	50,241

Total increase in net assets		10,914	50,665

Net assets:
	Beginning of period	50,665	–
	End of period (including distributions in excess of and undistributed net investment income: ($–)3 and $–3, respectively.)	$61,579	$50,665

1	Unaudited.
2	The Fund commenced operations on April 13, 2010.
3	Amount rounds to less than $1,000.

Capital Core Bond Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/111	For the year ended 10/31/102

Operations:
	Net investment income	$2,472	$1,875
	Net realized gain (loss) on investments	(819)	3,178
	Net unrealized appreciation (depreciation) on investments	(3,087)	5,891
	Net increase (decrease) in net assets resulting from operations	(1,434)	10,944

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,468)	(1,875)
	Distributions from capital gain	(2,947)	(231)
	Total dividends and distributions	(5,415)	(2,106)

Net capital share transactions		31,051	221,347

Total increase in net assets		24,202	230,185

Net assets:
	Beginning of period	230,185	–
	End of period (including undistributed net investment income: $4 and $–, respectively.)	$254,387	$230,185

1	Unaudited.
2	The Fund commenced operations on April 13, 2010.

Capital Global Equity Fund
Statement of changes in net assets
		(dollars in thousands)

		For the month ended 4/30/111,2

Operations:
	Net investment income	$57
	Net realized loss on investments and currency	(63)
	Net unrealized appreciation on investments and currency	1,055
	Net increase in net assets resulting from operations	1,049

Dividends and distributions to shareholders:
	Dividends from net investment income	–
	Distributions from capital gain	–
	Total dividends and distributions	–

Net capital share transactions		42,926

Total increase in net assets		43,975

Net assets:
	Beginning of period	–
	End of period (including undistributed net investment income: $57)	$43,975

1	Unaudited.
2	The Fund commenced operations on April 1, 2011.

Capital Non-U.S. Equity Fund
Statement of changes in net assets
		(dollars in thousands)

		For the month ended 4/30/111,2

Operations:
	Net investment income	$89
	Net realized loss on investments and currency	(86)
	Net unrealized appreciation on investments and currency	1,000
	Net increase in net assets resulting from operations	1,003

Dividends and distributions to shareholders:
	Dividends from net investment income	–
	Distributions from capital gain	–
	Total dividends and distributions	–

Net capital share transactions		27,250

Total increase in net assets		28,253

Net assets:
	Beginning of period	–
	End of period (including undistributed net investment income: $89).	$28,253

1	Unaudited.
2	The Fund commenced operations on April 1, 2011.

Capital U.S. Equity Fund
Statements of changes in net assets
		(dollars in thousands)

		For the month ended 4/30/111,2	For the eight months ended 3/31/11	For the year ended 7/31/10

Operations:
	Net investment income	$51	$886	$1,419
	Net realized gain on investments and currency	8,489	2,756	158
	Net unrealized appreciation (depreciation) on investments and currency	(6,417)	9,876	8,397
	Net increase in net assets resulting from operations	2,123	13,518	9,974

Dividends and distributions to shareholders:
	Dividends from net investment income	–	(1,092)	(1,308)
	Distributions from capital gain	–	–	–
	Total dividends and distributions	–	(1,092)	(1,308)

Net capital share transactions		(316)	(1,861)	(12,107)

Total increase (decrease) in net assets		1,807	10,565	(3,441)

Net assets:
	Beginning of period	85,809	75,244	78,685
	End of period (including undistributed net investment income: $52, $1 and $205, respectively.)	$87,616	$85,809	75,244

1	Unaudited.
2	Endowments – Growth and Income Portfolio (the "Predecessor Fund") was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

Capital Core Municipal Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 88.10%
Alabama - 2.81%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,132.47%
5.00%, 05/01/17	1,000	1,153.48
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,115.88
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,200.91
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	161.07

		6,761	2.81

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	104.04

		104.04

Arizona - 3.86%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.11%, 02/01/421	140	123.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	216.09
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	101.04
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,101.46
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	104.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,096.45
5.00%, 07/01/20	2,800	3,010	1.25
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series C, 4.50%, 07/01/22	300	308.13
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	138.06
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,098	1.29

		9,295	3.86

California - 6.56%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,502.62
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	108.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	136.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	809.34
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,010.42
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 08/01/11 @ 100), 1.50%, 08/01/241	250	250.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,310.96
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	107.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	$2,100	$2,246.93%
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	110.05
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	100.04
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,012.42
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	105.04
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	100	114.05
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	110.05
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.833%, 07/01/191	100	78.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,121.88
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	105.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,132.89
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	182.08
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	605.25
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	112.05
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	104.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	113.05
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	212.09

		15,798	6.56

Colorado - 1.67%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	208.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	200	222.09
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	161.07
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	136.06
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,196.91
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,103.46

		4,026	1.67

Connecticut - 0.04%
State of Connecticut, Misc. Rev. Ref. Bonds, Series C, 5.00%, 10/01/11	100	102.04

		102.04

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
District of Columbia - 1.35%
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A:
3.50%, 10/01/18	$2,500	$2,587	1.08%
5.00%, 10/01/20	200	224.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	212.09
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	222.09

		3,245	1.35

Florida - 15.36%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	891.37
5.00%, 06/01/16	635	675.28
5.25%, 06/01/17	2,000	2,133.89
6.00%, 06/01/16	300	333.14
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	113.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	110.05
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,320.55
5.00%, 11/15/17	2,000	2,189.91
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	102.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,207.50
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	317.13
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	114.05
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	1,000	1,073.45
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,350	1,443.60
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	163.07
5.00%, 07/01/15	1,400	1,536.64
5.00%, 07/01/16	2,000	2,201.91
Florida State Board of Edu., G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,233.93
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	591.25
5.00%, 07/01/16	2,000	2,276.94
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,586.66
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,057.44
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series B (NATL-RE Insured), 5.00%, 07/01/11	100	101.04
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,114.46
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	105.04
5.00%, 01/15/20	300	341.14
5.00%, 01/15/23	$200	$220.09%
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	214.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,059.85
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	205.09
JEA, Energy Res. Auth. Rev. Ref. Bonds, Series D-1, 3.00%, 10/01/19	2,650	2,581	1.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	203.08
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,505.62
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	434.18
3.00%, 07/01/16	2,050	2,072.86
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	102.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	105.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	106.04
5.00%, 10/01/17	1,000	1,154.48
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	218.09
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	207.09
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	285.12

		36,994	15.36

Georgia - 5.05%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,104.46
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	348.14
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,390.58
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	1,970.82
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	205.09
Georgia Higher Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 6.00%, 06/15/28	300	323.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 06/01/12	600	629.26
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	105.04
5.00%, 06/01/18	400	466.19
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	114.05
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	129.05
Milledgeville & Baldwin County Dev. Auth., College & Univ. Imps. Rev. Bonds (Escrowed to Maturity), 4.50%, 09/01/11	375	380.16
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	$1,000	$1,122.47%
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	537.22
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series D, 4.00%, 01/01/12	300	307.13
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	108.04
State of Georgia, G.O. Prop. Tax Ref. Bonds, Series I, 5.00%, 07/01/21	2,000	2,377.99
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	552.23

		12,166	5.05

Hawaii - 0.42%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	698.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	300	317.13

		1,015.42

Illinois - 4.22%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	106.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,758.73
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,073.45
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	205.09
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	301.12
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	185	194.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	111.05
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	101.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.70%, 08/15/12	50	50.02
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	253.11
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	90	93.04
4.10%, 07/01/13	315	329.14
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,086.45
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,139.89
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	105.04
5.375%, 06/01/13	100	108.04
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,052.85
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	102.04

		10,166	4.22

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana - 1.01%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A, 5.50%, 08/01/11	$100	$101.04%
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.50%, 11/15/11	100	101.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	103.05
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,443.60
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	318.13
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	101.04
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	168.07
Southwest Allen Multi School Building Corp., School Imps. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.00%, 07/15/11	100	101.04

		2,436	1.01

Iowa - 0.15%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	352.15

		352.15

Kansas - 0.05%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	115.05

		115.05

Kentucky - 1.12%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.804%, 05/01/201	1,525	1,518.63
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,100	1,187.49

		2,705	1.12

Louisiana - 0.73%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	202.08
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	327.14
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	224.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.01%, 05/01/431	1,000	1,000.42

		1,753.73

Maryland - 0.09%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	114.05
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	105.04

		219.09

Massachusetts - 2.56%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	186.08
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	116.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	$900	$1,052.44%
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,080.45
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,000	1,159.48
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	111.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,107.46
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	106.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	895	901.37
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/20	100	117.05
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	113.05
Massachusetts Water Ress. Auth., Water Rev. Ref. Bonds, Series B, 5.00%, 08/01/22	100	113.05

		6,161	2.56

Michigan - 2.59%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	400	412.17
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/15/13	100	103.04
5.25%, 11/15/24	200	198.08
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,744.73
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,275.53
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	323.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	103.04
5.00%, 04/01/16	150	174.07
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	219.09
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,584.66
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	112.05

		6,247	2.59

Minnesota - 0.44%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	1,000	1,062.44

		1,062.44

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mississippi - 1.02%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	$2,235	$2,468	1.02%

		2,468	1.02

Missouri - 0.21%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	80	74.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	209.09
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	118.05
Missouri State Health & Edu. Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	101.04

		502.21

Nevada - 3.17%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	112.05
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	352.14
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,521.63
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,093.87
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,121.88
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,445.60

		7,644	3.17

New Jersey - 3.46%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,056.44
5.00%, 12/15/17	2,000	2,190.91
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	113.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	105.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,095.45
5.00%, 12/01/17	1,420	1,544.64
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,231.93

		8,334	3.46

New Mexico - 0.59%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (St. Aid Withhldg. Insured), 4.00%, 08/01/11	100	101.04
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.959%, 12/01/281	1,330	1,313.55

		1,414.59

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York - 4.66%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	$2,000	$2,282.95%
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	108.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,375.57
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,061.85
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,210.92
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	113.05
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	100	110.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,628	1.09
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 02/15/16	300	346.14

		11,233	4.66

North Carolina - 1.67%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	124.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	226.09
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	195.08
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,820	1.17
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	108.04
5.00%, 03/01/17	300	351.15
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	209.09

		4,033	1.67

Ohio - 3.36%
Buckeye Tobacco Settlement Fncg. Auth., Misc. Purposes Rev. Bonds, Series A-2, 5.125%, 06/01/24	395	305.13
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,101.46
5.00%, 09/01/19	2,000	2,191.91
5.00%, 09/01/20	1,030	1,108.46
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,035.43
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	100.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,711.71
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	537.22

		8,088	3.36

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	$200	$207.09%

		207.09

Oregon - 0.46%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,108.46

		1,108.46

Pennsylvania - 3.56%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,304	1.37
Pennsylvania Higher Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series AJ, 3.00%, 06/15/11	200	201.09
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	223.09
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	102.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/17	1,500	1,731.72
5.00%, 06/15/20	200	226.10
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	103.04
5.00%, 03/01/14	200	222.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,910.79
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	328.14
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	224.09

		8,574	3.56

Puerto Rico - 0.10%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	106.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	132.06

		238.10

South Carolina - 1.34%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	327.14
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
3.50%, 08/01/13	125	125.05
5.00%, 08/01/18	1,025	1,036.43
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	129.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,499.62
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	$100	$111.05%

		3,227	1.34

Tennessee - 0.59%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	141.06
5.00%, 12/01/18	100	117.05
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,075.44
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	100.04

		1,433.59

Texas - 8.46%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	154.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,743.72
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,323.96
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	105.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	117.05
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	110.05
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,777.74
4.00%, 12/01/16	955	1,067.44
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	103.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	514.21
5.00%, 11/15/18	275	318.13
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	104.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.28%, 07/01/311	325	325.13
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	114.05
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	111.05
5.00%, 05/15/18	1,000	1,120.46
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	114.05
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	109.05
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	113.05
6.00%, 01/01/21	100	110.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	108.04
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	108.05
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	$2,250	$2,601	1.08%
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	106.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	178.07
5.00%, 02/15/14	100	108.05
5.00%, 08/15/23	100	102.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,582.66
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,731.72
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	1,350	1,353.56
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/16	650	750.31
5.00%, 03/15/22	100	109.05
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	671.28
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	106.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	110.05
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	113.05

		20,387	8.46

Utah - 0.14%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110.05
5.00%, 07/01/16	200	220.09

		330.14

Virginia - 0.89%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	237.10
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	284.12
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	200	200.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	213.09
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	106.04
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,007.42
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	108.04

		2,155.89

Washington - 3.09%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,266.94
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	$100	$108.05%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/14	100	112.05
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,571.65
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	164.07
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,697.70
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	104.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	103.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	111.05
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,212.50

		7,448	3.09

Wisconsin - 1.12%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,255.52
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured):
3.00%, 05/01/11	200	200.08
5.00%, 05/01/18	700	805.34
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	226.10
State of Wisconsin, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series 3, 5.00%, 06/01/11	100	101.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	105.04

		2,692	1.12

Total bonds & notes (cost: $211,601)		212,237	88.10

Short-term securities - 10.78%
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/261	2,200	2,200.91
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.22%, 11/01/261	800	800.33
City of Baton Rouge / Parish of East Baton Rouge Louisiana, Ind. Rev. Ref. Bonds, 0.18%, 11/01/191	570	570.24
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E-2, 0.23%, 08/01/201	800	800.33
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-4, 0.19%, 04/01/381	3,500	3,500	1.45
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds:1
0.27%, 06/01/37	1,300	1,300.54
0.27%, 07/01/29	2,000	2,000.83
Colorado Educ. & Cultural Facs. Auth., Rec. Rev. Ref. Bonds, 0.27%, 07/01/361	800	800.33
County of Allen, Health Care Facs. Imps. Rev. Bonds, Series B, 0.26%, 10/01/311	400	400.17
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.26%, 05/15/351	1,600	1,600.66
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.27%, 08/01/431	600	600.25
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 0.26%, 05/01/451	800	800.33
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Indiana Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.23%, 10/01/401	$3,300	$3,300	1.37%
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.21%, 06/01/311	1,100	1,100.46
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.25%, 07/01/431	1,200	1,200.50
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.22%, 11/01/381	700	700.29
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.22%, 07/01/231	3,300	3,300	1.37
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-5, 0.21%, 07/01/231	1,000	1,000.42

Total short-term securities (cost: $25,970)		25,970	10.78

Total investment securities (cost: $237,571)		238,207	98.88
Other assets less liabilities		2,704	1.12

Net assets		$240,911	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance

Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 70.19%
Alabama - 1.73%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,132.88%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,100.85

		2,232	1.73

Arizona - 3.25%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	397.31
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	100	108.08
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,667	2.07
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,021.79

		4,193	3.25

California - 5.42%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	474.37
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,134.88
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	641.50
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	526.41
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	507.39
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	640.49
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,106.86
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,110.86
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	849.66

		6,987	5.42

Colorado - 3.04%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	104.08
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,093.85
5.00%, 07/01/391	1,000	1,099.85
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	537.42
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,088.84

		3,921	3.04

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Connecticut - 0.38%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	$425	$484.38%

		484.38

District of Columbia - 1.00%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	107.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,082.84
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104.08

		1,293	1.00

Florida - 9.25%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,058.82
5.00%, 06/01/16	750	797.62
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	410.32
5.00%, 11/15/15	750	822.64
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	265.20
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,591	1.23
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,067.83
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	650	694.54
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,590	1.23
5.00%, 07/01/16	190	209.16
Florida State Board of Edu., G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 06/01/14	935	1,044.81
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	450	506.39
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,113.86
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	103.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	562.44

		11,936	9.25

Georgia - 1.54%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,055.82
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	20	21.02
State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	699.54
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	$210	$214.16%

		1,989	1.54

Hawaii - 0.09%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	113.09

		113.09

Idaho - 0.89%
State of Idaho, Cash Flow Mgmt. Misc. Tax Rev. Bonds, 2.00%, 06/30/11	1,150	1,154.89

		1,154.89

Illinois - 6.20%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	364.28
4.00%, 01/01/16	1,000	1,058.82
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	486.38
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,490	1.16
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,073.83
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	768.60
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	108.08
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,126.87
State of Illinois, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	40	41.03
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,485	1.15

		7,999	6.20

Indiana - 0.26%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	239.18
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	100.08

		339.26

Kansas - 0.38%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	262.20
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	231.18

		493.38

Kentucky - 0.63%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.804%, 05/01/201	385	383.30
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	$400	$432.33%

		815.63

Louisiana - 0.47%
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.01%, 05/01/431	500	500.39

		607.47

Massachusetts - 0.98%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	109.08
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	113.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	500	564.44
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	114.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	252.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	113.09

		1,265.98

Michigan - 2.10%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	506.39
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,142.88
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,066.83

		2,714	2.10

Minnesota - 0.54%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	702.54

		702.54

Nevada - 2.32%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	325.25
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	489.38
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,181	1.69

		2,995	2.32

New Jersey - 3.48%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,105.86
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	$100	$113.09%
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	523.41
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,084.84
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	547.42
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,116.86

		4,488	3.48

New Mexico - 1.05%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.959%, 12/01/281	1,375	1,357	1.05

		1,357	1.05

New York - 4.23%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,133.88
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,126.87
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,083.84
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	441.34
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	214.17
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, Series B, 5.25%, 07/01/321	1,000	1,086.84
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	374.29

		5,457	4.23

North Carolina - 1.26%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	111.09
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	159.12
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	425	470.37
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	622.48
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	262.20

		1,624	1.26

Ohio - 1.28%
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,096.85
5.00%, 09/01/15	500	550.43

		1,646	1.28

Oklahoma - 0.49%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	$125	$133.11%
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 1.01%, 01/01/231	495	492.38

		625.49

Pennsylvania - 2.76%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,101.85
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	850.66
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	250.20
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	261.20
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,095.85

		3,557	2.76

Rhode Island - 0.78%
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Notes, 2.00%, 06/30/11	1,000	1,003.78

		1,003.78

South Carolina - 0.58%
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	129.10
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	509.39
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111.09

		749.58

Tennessee - 0.09%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	113.09

		113.09

Texas - 8.36%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	209.16
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	106.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	532.41
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	875	991.77
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.28%, 07/01/311	200	200.15
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	333.26
5.00%, 05/15/15	500	555.43
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	$100	$111.09%
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.00%, 08/31/11	2,500	2,515	1.95
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	736.57
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	500	543.42
Texas Public Fin. Auth., Unemployment & Welfare Fndg. MIsc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,122.87
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	450	451.35
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	216.17
5.00%, 03/15/15	715	811.63
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	258.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,096.85

		10,785	8.36

Virginia - 0.51%
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	250	250.19
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	106.08
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	302.24

		658.51

Washington - 3.43%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 07/01/15	500	551.43
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	825.64
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	553.43
5.00%, 12/01/15	1,000	1,148.89
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	708.55
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	600	639.49

		4,424	3.43

Wisconsin - 1.42%
State of Wisconsin, Cash Flow Mgmt. Misc. Rev. Bonds, 2.00%, 06/15/11	1,000	1,002.78
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	832.64

		1,834	1.42

Total bonds & notes (cost: $90,008)		90,551	70.19

Short-term securities - 29.66%
Breckinridge County Kentucky Rev. Bonds, 0.26%, 02/01/321	2,215	2,215	1.72
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Broward County Edu. Facs. Auth. Florida, College & Univ. Imps. Rev. Bonds, 0.27%, 04/01/381	$1,290	$1,290	1.00%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.22%, 09/01/381	3,000	3,000	2.33
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.25%, 04/01/421	490	490.38
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/261	500	500.39
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.20%, 04/01/331	300	300.23
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.22%, 11/01/261	500	500.39
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.24%, 09/02/311	2,200	2,200	1.70
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E-2, 0.23%, 08/01/201	800	800.62
City of Quincy Illinois, Health Care Facs. Rev. Ref Bonds, 0.26%, 11/15/291	1,300	1,300	1.01
City of Valdez Alaska, Port, Airport & Marina Rev. Ref. Bonds, 0.16%, 12/01/331	900	900.70
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.27%, 09/01/331	1,740	1,740	1.35
County of Allen, Health Care Facs. Imps. Rev. Bonds, Series B, 0.26%, 10/01/311	600	600.46
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.26%, 06/01/381	1,450	1,450	1.12
Gainesville & Hall County Hospital Auth., Georgia, Health Care Facs. Rev. Ref. Bonds, Series A, 0.23%, 05/15/261	2,275	2,275	1.76
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.27%, 08/01/431	500	500.39
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.26%, 11/01/351	1,300	1,300	1.01
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.26%, 02/15/351	675	675.52
Lancaster County Hospital Auth. Pennsylvania, Health Care Facs. Rev. Ref. Bonds, Series D, 0.23%, 07/01/341	2,180	2,180	1.69
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.25%, 07/01/341	2,500	2,500	1.94
Massachusetts Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series R, 0.20%, 11/01/491	1,200	1,200.93
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.27%, 12/01/251	2,700	2,700	2.09
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.28%, 07/01/381	1,350	1,350	1.05
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.25%, 07/01/431	300	300.23
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.23%, 08/01/221	1,200	1,200.93
Polk County School Board Florida, Certs. of Part. Lease Ref. Bonds, Series B, 0.23%, 01/01/231	1,700	1,700	1.32
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-3, 0.23%, 07/01/231	600	600.46
Syracuse Ind. Dev. Agcy. New York, College & Univ. Imps. Rev. Bonds, Series A-1, 0.25%, 07/01/371	1,800	1,800	1.40
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series C, 0.23%, 02/01/261	700	700.54

Total short-term securities (cost: $38,265)		38,265	29.66

		Market value (000)	Percent of net assets
Total investment securities (cost: $128,273)		$128,816	99.85
Other assets less liabilities		198	0.15

Net assets		$129,014	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number

Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 83.67%
California - 82.15%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,502	1.03%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	210.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	450	459.32
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	619.42
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,198.82
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F:
5.00%, 04/01/24	300	321.22
5.00%, 04/01/24	800	843.58
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	112.08
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 02/01/21	550	617.42
5.00%, 10/01/21	700	722.50
5.00%, 11/01/21	525	546.37
5.50%, 04/01/29	300	297.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	555.38
5.00%, 01/01/18	125	147.10
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	110.08
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	300.21
5.00%, 10/01/22	770	799.55
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	101.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	102.07
5.00%, 11/15/21	1,000	1,023.70
5.375%, 07/01/21	1,500	1,538	1.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	323.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,456	1.00
5.00%, 11/15/20	500	537.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	218.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	109.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	204.14
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	209.14
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	128.09
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	$100	$100.07%
4.50%, 10/01/26	100	99.07
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	111.08
5.00%, 02/01/19	100	109.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,344.92
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	264.18
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 09/01/11 @ 100), 1.625%, 02/01/191	1,390	1,391.95
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 08/01/11 @ 100), 1.50%, 08/01/241	400	400.27
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (AGM Insured), 5.25%, 05/01/11	150	150.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (NATL-RE IBC Insured), 5.50%, 05/01/11	225	225.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	106.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	928.64
5.50%, 05/01/16	125	133.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,518	1.04
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	230.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,313	1.59
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	115.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	260.18
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	226.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	577.40
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	110.08
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	11.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,123.77
5.00%, 12/01/23	200	220.15
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	216.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	213.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	208.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,444.99
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	$1,100	$1,202.82%
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,440.99
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	220.15
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	210.14
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,067.73
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,699	1.85
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	100.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	352.24
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,923	1.32
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,218.84
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	517.35
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Mandatory Put 05/01/11 @ 100), 3.45%, 04/01/351	1,100	1,100.75
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/16	100	106.07
5.00%, 11/01/19	1,000	1,049.72
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	918.63
5.00%, 06/15/13	2,100	2,246	1.54
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	109.08
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	101.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	260.18
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	1,948	1.34
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	555.38
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	221.15
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	217.15
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	113.08
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,354.93
5.00%, 05/15/20	500	570.39
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,093.75
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,113.76
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	$120	$124.09%
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	105.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	995.68
4.00%, 09/01/16	1,000	1,005.69
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	282.19
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,103.76
County of Alameda, Certs. of Part. Lease Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	203.14
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	223.15
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	509.35
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 06/01/11 @ 100) (NATL-RE Insured), 5.25%, 06/01/14	100	100.07
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	109.07
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	113.08
Eastern Muni. Water Dist., Water Util. Imps. Rev. Certs. of Part. Bonds, Series H, 5.00%, 07/01/33	100	98.07
Escondido Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 09/01/11	110	111.08
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,460	1.00
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	163.11
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43.03
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	113.08
5.25%, 11/01/25	100	104.07
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	116.08
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	109.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	107.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,164.80
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	204.14
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	958.66
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	768.53
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	266.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	578.40
5.25%, 07/01/23	$200	$221.15%
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	227.16
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	109.07
5.00%, 08/01/26	100	104.07
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	200	200.14
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	110.08
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,224	1.52
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	52.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	221.15
5.00%, 07/01/24	100	105.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	110.08
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,171.80
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/11	30	30.02
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/20	200	213.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	275.19
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	108.07
5.00%, 01/01/27	200	213.15
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	104.07
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	417.29
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	174.12
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	107.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	835.57
5.00%, 07/01/23	745	795.55
5.50%, 07/01/21	1,000	1,129.77
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	200	227.16
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	88.06
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	$100	$102.07%
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	104.07
Sacramento County Water Fin. Auth., Water Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 06/01/11	200	201.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	131.09
5.00%, 08/15/17	1,000	1,066.73
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	202.14
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	942.65
5.00%, 07/01/20	700	759.52
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	618.42
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	225.15
5.00%, 05/15/22	100	110.08
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,092.75
5.125%, 05/15/29	100	103.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	108.07
4.00%, 08/01/20	100	104.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	579.40
5.00%, 07/01/22	800	905.62
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,468	1.69
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	106.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	443.30
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	324.22
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	925.63
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	104.07
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	261.18
5.00%, 08/01/18	275	269.18
5.25%, 08/01/19	290	284.19
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	467.32
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	363.25
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,142.78
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	$50	$53.04%
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	429.29
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	785.54
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	300.21
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	103.07
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/20	1,000	990.68
South Placer Wastewater Auth., Rev. Ref. Bonds, Series D, 1.09%, 11/01/141	1,300	1,296.89
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 07/01/20	1,550	1,758	1.21
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	522.36
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,715	1.18
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	107.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	136.09
5.25%, 07/01/14	1,175	1,316.90
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	307.21
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,038	1.40
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	112.08
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	326.22
5.25%, 02/01/14	400	432.30
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	2,994	2.05
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	145.10
5.00%, 04/01/15	500	559.38
5.00%, 08/01/20	375	410.28
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	104.07
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	102.07
State of California, G.O. Prop. Tax Ref. Bonds, 5.25%, 10/01/20	650	729.50
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	110.08
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	116.08
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	300	311.21
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,231	1.53
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,262	1.55
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,194.82
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,082.74
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	328.22
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	$100	$110.08%
5.00%, 01/01/22	1,000	1,071.73
5.25%, 01/01/24	100	106.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	705.48
3.00%, 01/01/13	1,000	1,019.70
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	139.10
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	210.14
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	549.38
5.00%, 05/15/20	500	576.40
Univ. of California, College & Univ. Rev. Ref. Bonds, Series K, 4.45%, 05/15/25	825	840.58
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	199.14

		119,818	82.15

District of Columbia - 0.08%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	114.08

		114.08

Georgia - 0.07%
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	100	103.07

		103.07

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	106.07

		106.07

Michigan - 0.07%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	99.07

		99.07

Puerto Rico - 1.08%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,583	1.08

		1,583	1.08

Texas - 0.15%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	108.07
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	$100	$109.08%

		217.15

Total bonds & notes (cost: $122,086)		122,040	83.67

Short-term securities - 13.59%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.27%, 10/01/361	1,830	1,830	1.25
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.27%, 10/01/261	1,800	1,800	1.23
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 0.23%, 11/01/381	2,000	2,000	1.37
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.22%, 09/01/381	1,530	1,530	1.05
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.25%, 04/01/421	2,200	2,200	1.51
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/261	500	500.34
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.22%, 12/01/161	1,600	1,600	1.10
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.25%, 12/01/361	1,000	1,000.69
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.22%, 11/01/261	900	900.62
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.21%, 08/15/271	1,000	1,000.69
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.25%, 07/01/341	1,070	1,070.73
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A-1, 0.20%, 07/01/371	1,295	1,295.89
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.20%, 07/01/351	1,500	1,500	1.03
Sacramento County Sanitation Dist. Fncg. Auth. California, Sewer Rev. Ref. Bonds, 0.24%, 12/01/381	500	500.34
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.22%, 07/01/231	1,100	1,100.75

Total short-term securities (cost: $19,825)		19,825	13.59

Total investment securities (cost: $141,911)		141,865	97.26
Other assets less liabilities		3,995	2.74

Net assets		$145,860	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 61.33%
California - 59.20%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501.81%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	217.35
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	545.88
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	262.43
4.00%, 02/01/17	100	110.18
5.00%, 04/01/14	100	107.17
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	555.90
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 3.00%, 10/01/15	150	153.25
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	220.36
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	316.51
5.00%, 08/15/14	100	109.18
5.00%, 11/15/16	250	275.45
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	218.35
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108.18
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	102.17
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	510.83
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	413.67
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	528.86
5.875%, 05/01/16	100	106.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	265.43
5.50%, 05/01/16	400	424.69
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	300	333.54
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	511.83
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Subseries G-4, 5.00%, 05/01/16	1,000	1,151	1.87
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	414.67
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	552.90
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	426.69
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	110.18
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 3.00%, 07/01/11	$200	$201.33%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	534.87
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	554.90
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	419.68
5.00%, 11/01/15	300	326.53
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	252.41
5.00%, 06/15/13	1,020	1,091	1.77
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	552.90
5.00%, 10/01/16	500	555.90
City & County of San Francisco, G.O. Health Care Facs. Imps. Tax Bonds, Series A, 5.00%, 06/15/11	125	126.20
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	363.59
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	158.26
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A:
2.00%, 10/01/11	400	403.65
3.50%, 10/01/13	500	532.86
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	841	1.36
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	137.22
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	216.35
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/11	375	378.61
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series E, 4.00%, 07/01/11	200	201.33
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	728	1.18
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	211.34
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	217.35
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	103.17
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	300	300.49
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	552.90
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	112.18
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/14	100	109.18
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A:
3.00%, 06/01/13	200	205.33
4.00%, 07/01/11	125	126.20
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	536.87
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	$250	$282.46%
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	426.69
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	111.18
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	278.45
5.00%, 07/01/17	300	333.54
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	552.90
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	338.55
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.00%, 05/15/12	200	207.34
4.50%, 05/15/14	500	546.89
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	131.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	224.36
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	547.89
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	107.17
5.00%, 11/01/13	400	441.72
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	112.18
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	293.48
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	103.17
4.00%, 07/15/13	125	132.21
South Placer Wastewater Auth., Rev. Ref. Bonds, Series D, 1.09%, 11/01/141	675	673	1.09
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	245.40
5.00%, 07/01/16	200	228.37
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	164.27
5.00%, 07/01/17	775	887	1.44
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	555.90
5.00%, 07/01/16	500	572.93
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	105.17
5.25%, 07/01/13	225	245.40
5.25%, 07/01/14	600	672	1.09
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	284.46
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	566.92
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	$975	$990	1.61%
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	559.91
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	280.45
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 06/01/15	200	224.36
5.00%, 05/01/16	620	686	1.11
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	220.36
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	104.17
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	669	1.09
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	782	1.27
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	560.91
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	110.18
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	230.37
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	104.17

		36,456	59.20

Florida - 1.24%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	106.17
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	660	1.07

		766	1.24

Mississippi - 0.89%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	495	547.89

		547.89

Total bonds & notes (cost: $37,669)		37,769	61.33

Short-term securities - 35.82%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.27%, 10/01/261	300	300.49
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
0.15%, 09/01/251	600	600.98
0.17%, 09/01/251	1,000	1,000	1.62
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.22%, 09/01/381	1,000	1,000	1.62
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.25%, 04/01/421	985	985	1.60
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.21%, 11/01/261	1,200	1,200	1.95
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.25%, 12/01/311	$970	$970	1.58%
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.25%, 12/01/361	500	500.81
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.20%, 04/01/331	1,700	1,700	2.76
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.15%, 06/01/251	2,100	2,100	3.41
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.26%, 11/01/261	1,400	1,400	2.27
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.17%, 08/15/361	2,000	2,000	3.25
City of Irvine California, Public Imps. Special Assessment Bonds, 0.23%, 09/02/251	1,600	1,600	2.60
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.25%, 07/01/341	1,300	1,300	2.11
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.20%, 07/01/351	2,100	2,100	3.41
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-3, 0.23%, 07/01/231	700	700	1.14
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.22%, 07/01/231	2,600	2,600	4.22

Total short-term securities (cost: $22,055)		22,055	35.82

Total investment securities (cost: $59,724)		59,824	97.15
Other assets less liabilities		1,755	2.85

Net assets		$61,579	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company

Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association

G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 90.65%
U.S. government & government agency bonds & notes - 45.02%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,042.80%
1.00%, 09/23/13	2,500	2,506.99
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,034	1.59
1.75%, 08/22/12	835	849.33
Freddie Mac, 4.75%, 01/19/16	2,000	2,244.88
U.S. Treasury Bond, 6.875%, 08/15/25	4,925	6,565	2.58
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,497	1,648.65
1.875%, 07/15/15	6,826	7,642	3.00
0.125%, 04/15/16	1,000	1,033.41
2.375%, 01/15/17	362	416.16
U.S. Treasury Notes:
0.625%, 12/31/12	8,130	8,151	3.20
1.375%, 01/15/13	9,750	9,898	3.89
1.75%, 04/15/13	3,000	3,068	1.21
3.375%, 06/30/13	3,445	3,646	1.43
3.125%, 09/30/13	3,000	3,169	1.25
1.25%, 02/15/14	7,500	7,566	2.97
2.375%, 09/30/14	10,000	10,386	4.08
2.375%, 10/31/14	455	472.19
4.00%, 02/15/15	2,500	2,741	1.08
2.625%, 02/29/16	5,000	5,169	2.03
7.25%, 05/15/16	545	684.27
4.625%, 02/15/17	4,000	4,512	1.77
4.50%, 05/15/17	12,485	13,995	5.50
8.75%, 05/15/17	490	668.26
1.875%, 08/31/17	2,765	2,665	1.05
3.875%, 05/15/18	1,000	1,079.42
4.00%, 08/15/18	4,000	4,339	1.71
3.625%, 02/15/20	3,220	3,348	1.32

Total U.S. government & government agency bonds & notes		114,535	45.02

Mortgage-backed obligations - 20.92%
Federal agency mortgage-backed obligations - 17.51%
Fannie Mae:
4.50%, 07/01/19	415	441.17
4.50%, 03/01/20	1,734	1,841.73
3.50%, 10/01/25	11,890	12,056	4.74
3.50%, 01/01/26	3,144	3,188	1.25
4.50%, 05/01/26 TBA	1,775	1,874.74
5.50%, 04/25/37	181	200.08
6.00%, 08/01/37	204	223.09
5.50%, 09/01/38	5,658	6,100	2.40
6.00%, 09/01/38	3,182	3,484	1.37
4.00%, 11/01/40	2,475	2,472.97
4.50%, 04/01/41	3,743	3,858	1.52
5.00%, 06/01/41 TBA	2,950	3,103	1.22
Freddie Mac, 6.00%, 02/15/37	160	177.07
Ginnie Mae:
4.50%, 10/20/39	$1,778	$1,861.73%
4.50%, 01/20/40	298	311.12
4.00%, 05/01/41 TBA	3,295	3,339	1.31

		44,528	17.51

Commercial mortgage-backed securities - 3.41%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,330	1,408.55
5.54%, 09/11/41	250	276.11
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.395%, 07/15/441	1,035	1,132.44
5.617%, 10/15/48	500	551.22
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,694	1,742.68
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.672%,
02/16/462	500	513.20
JP Morgan Chase Commercial Mortgage Securities Corp., 6.061%, 04/15/451	500	557.22
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,140.45
5.445%, 12/15/441	1,250	1,366.54

		8,685	3.41

Total mortgage-backed obligations		53,213	20.92

Corporate bonds & notes - 22.95%
Banks - 4.83%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,267.89
Bank of America Corp., 6.50%, 08/01/16	410	463.18
Barclays Bank PLC, 2.50%, 01/23/13	560	573.23
BNP Paribas, 1.189%, 01/10/141	500	503.20
Citigroup, Inc.:
6.00%, 12/13/13	520	569.22
4.587%, 12/15/15	350	371.15
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	309.12
JP Morgan Chase & Co.:
0.975%, 05/02/141	600	600.24
3.40%, 06/24/15	200	205.08
4.25%, 10/15/20	250	244.10
Morgan Stanley:
2.25%, 03/13/12	1,110	1,128.44
3.80%, 04/29/16	640	643.25
5.75%, 01/25/21	250	261.10
Northern Trust Corp., 4.625%, 05/01/14	300	327.13
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	516.20
3.625%, 02/07/16	710	716.28
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	810	828.33
4.375%, 03/16/16	300	308.12
Wells Fargo & Co., 0.472%, 10/28/151	250	246.10
Wells Fargo & Co., Series I, 3.75%, 10/01/14	$390	$413.16%
Westpac Banking Corp., 1.85%, 12/09/13	780	787.31

		12,277	4.83

Electric - 2.17%
Alabama Power Co., 4.85%, 12/15/12	420	447.18
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	257.10
Carolina Power & Light Co., 6.50%, 07/15/12	520	555.22
Consumers Energy Co., 5.65%, 09/15/18	355	396.16
Duke Energy Indiana, Inc., 3.75%, 07/15/20	300	294.11
Duke Energy Ohio, Inc., 2.10%, 06/15/13	710	726.28
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	337.13
Pacificorp, 5.65%, 07/15/18	735	831.33
Public Service Co. of Colorado, 3.20%, 11/15/20	300	283.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	284.11
4.00%, 03/15/16	385	396.16
The Cleveland Electric Illuminating Co., 8.875%, 11/15/18	40	51.02
Virginia Electric and Power Co., 5.40%, 04/30/18	601	667.26

		5,524	2.17

Oil & gas - 1.86%
Anadarko Petroleum Corp., 6.375%, 09/15/17	490	554.22
Apache Corp., 6.25%, 04/15/12	525	553.22
Chevron Corp., 3.95%, 03/03/14	815	877.34
Devon Energy Corp., 5.625%, 01/15/14	300	333.13
Husky Energy, Inc., 7.25%, 12/15/19	250	302.12
Shell International Finance BV:
4.00%, 03/21/14	350	376.15
3.10%, 06/28/15	600	623.24
Statoil ASA:
2.90%, 10/15/14	435	452.18
3.125%, 08/17/17	300	300.12
Total Capital Canada Ltd., 1.625%, 01/28/14	350	354.14

		4,724	1.86

Telecommunications - 1.70%
AT&T, Inc.:
5.875%, 02/01/12	535	556.22
4.95%, 01/15/13	300	320.12
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	549.22
Cisco Systems, Inc.:
0.559%, 03/14/141	200	201.08
2.90%, 11/17/14	810	851.33
5.50%, 02/22/16	350	399.16
France Telecom SA, 4.375%, 07/08/14	300	324.13
Verizon Communications, Inc., 4.90%, 09/15/15	350	387.15
Vodafone Group PLC:
5.00%, 09/15/15	$300	$329.13%
5.625%, 02/27/17	375	421.16

		4,337	1.70

Pharmaceuticals - 1.66%
Abbott Laboratories, 4.125%, 05/27/20	300	306.12
AstraZeneca PLC, 5.90%, 09/15/17	355	411.16
Mckesson Corp., 3.25%, 03/01/16	785	803.31
Novartis Capital Corp.:
4.125%, 02/10/14	380	409.16
2.90%, 04/24/15	545	564.22
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	329.13
Pfizer, Inc.:
4.45%, 03/15/12	540	559.22
6.20%, 03/15/19	300	350.14
Sanofi-Aventis SA, 0.618%, 03/28/141	500	503.20

		4,234	1.66

Diversified financial services - 1.56%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,270.89
General Electric Capital Corp., 2.20%, 06/08/12	750	766.30
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	600.24
Paribas, 6.95%, 07/22/13	300	330.13

		3,966	1.56

Media - 1.52%
Comcast Corp., 5.30%, 01/15/14	405	444.18
NBCUniversal Media LLC, Series 144A, 5.15%, 04/30/202	350	366.14
News America, Inc., 5.30%, 12/15/14	760	848.33
The Walt Disney Co.:
4.50%, 12/15/13	615	669.26
5.50%, 03/15/19	300	345.14
Time Warner Cable, Inc., 3.50%, 02/01/15	820	850.34
Time Warner, Inc., 5.875%, 11/15/16	300	340.13

		3,862	1.52

Retail - 1.34%
Home Depot, Inc., 4.40%, 04/01/21	350	353.14
Lowe's Cos., Inc.:
5.40%, 10/15/16	605	689.27
4.625%, 04/15/20	350	370.14
McDonald's Corp., 4.30%, 03/01/13	525	560.22
Target Corp., 6.00%, 01/15/18	350	406.16
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	698.27
5.80%, 02/15/18	300	345.14

		3,421	1.34

Beverages - 0.92%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	$300	$321.13%
Pepsi Co., Inc., 0.875%, 10/25/13	1,295	1,288.51
The Coca-Cola Co.:
3.625%, 03/15/14	360	384.15
1.50%, 11/15/15	350	341.13

		2,334.92

REITS - 0.84%
ERP Operating LP, 5.25%, 09/15/14	300	329.13
Kimco Realty Corp., 5.584%, 11/23/15	723	789.31
ProLogis, 7.625%, 08/15/14	260	299.12
Simon Property Group LP:
4.20%, 02/01/15	300	320.12
5.25%, 12/01/16	365	398.16

		2,135.84

Transportation - 0.69%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	668.26
3.60%, 09/01/20	300	289.12
Canadian National Railway Co.:
4.95%, 01/15/14	670	733.29
5.55%, 05/15/18	50	56.02

		1,746.69

Aerospace/defense - 0.65%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	549.22
4.40%, 02/15/20	15	15.01
United Technologies Corp.:
4.875%, 05/01/15	695	773.30
4.50%, 04/15/20	300	316.12

		1,659.65

Pipelines - 0.44%
Enbridge, Inc., 5.60%, 04/01/17	50	56.02
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	545	557.22
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	198.08
Williams Partners LP, 3.80%, 02/15/15	300	315.12

		1,126.44

Healthcare-services - 0.44%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	117.05
Unitedhealth Group, Inc., 4.70%, 02/15/21	300	310.12
WellPoint, Inc.:
7.00%, 02/15/19	330	393.15
4.35%, 08/15/20	$300	$304.12%

		1,124.44

Food - 0.40%
The Kroger Co.:
7.50%, 01/15/14	580	663.26
6.40%, 08/15/17	300	350.14

		1,013.40

Cosmetics/Personal Care - 0.30%
The Procter & Gamble Co., 1.80%, 11/15/15	765	756.30

		756.30

Insurance - 0.29%
Berkshire Hathaway, Inc., 0.742%, 02/11/131	730	734.29

		734.29

Biotechnology - 0.26%
Biogen Idec, Inc., 6.00%, 03/01/13	625	671.26

		671.26

Auto Manufacturers - 0.24%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	302.12
Volkswagen International Finance NV, Series 144A, 0.917%, 04/01/141, 2	300	301.12

		603.24

Mining - 0.22%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	515	574.22

		574.22

Computers - 0.18%
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	50.02
International Business Machines Corp., 5.70%, 09/14/17	350	403.16

		453.18

Chemicals - 0.17%
Ei Du Pont De Nemours & Co., 0.728%, 03/25/141	440	442.17

		442.17

Miscellaneous manufacturing - 0.13%
Honeywell International, Inc., 3.875%, 02/15/14	300	322.13

		322.13

Environmental Control - 0.12%
Waste Management, Inc., 4.60%, 03/01/21	$300	$304.12%

		304.12

Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	35	40.02

		40.02

Total corporate bonds & notes		58,381	22.95

Municipals - 0.79%
State of California, G.O. School Imps. Prop. Tax Bonds, 5.75%, 03/01/17	400	429.17
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	730	752.30
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	302.12
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%,
08/15/15	500	515.20

Total municipals		1,998.79

Government & government agency bonds & notes outside the U.S. - 0.49%
European Investment Bank, 3.125%, 06/04/14	1,180	1,247.49

Total government & government agency bonds & notes outside the U.S.		1,247.49

Asset-backed obligations - 0.48%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/15	75	82.03
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	113	118.05
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	955	962.38
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	54	55.02

Total asset-backed obligations		1,217.48

Total bonds & notes (cost: $227,787)		230,591	90.65

Short-term securities - 10.32%
Bank of America Corp., 0.08%, 05/02/113	4,100	4,100	1.61
Federal Home Loan Bank Discount Notes:
0.01%, 05/06/113	2,200	2,200.86
0.12%, 06/15/113	6,200	6,199	2.44
Federal Home Loan Mortgage Corp., 0.20%, 07/27/113	3,600	3,599	1.42
Hewlett Packard Co., 0.12%, 05/02/113	3,000	3,000	1.18
Paccar Financial Corp., 0.20%, 07/08/113	3,160	3,159	1.24
Private Export Fndg., 0.223%, 06/23/113	4,000	3,999	1.57

Total short-term securities (cost: $26,256)		26,256	10.32

		Market value (000)	Percent of net assets
Total investment securities (cost: $254,043)		$256,847	100.97
Other assets less liabilities		(2,460)	(0.97)

Net assets		$254,387	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2011.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At April 30, 2011, the aggregate market value of these securities amounted to $3,532,764, representing 1.39% of net assets of which $3,532,764 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity precedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
Co.	= Company
Corp.	= Corporation
Exp.	= Export
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 90.45%
Information Technology - 13.86%
International Business Machines Corp.	4,200	$717	1.63%
Keyence Corp.	1,900	496	1.13
Google, Inc., Class A1	770		419.95
Oracle Corp.	11,500		415.94
QUALCOMM, Inc.	6,300		358.81
Samsung Electronics Co. Ltd., Series 144A (GDR)2	1,115		320.73
Murata Manufacturing Co. Ltd.	4,400		317.72
Apple, Inc.1	900		313.71
Visa, Inc., Class A	3,400		266.60
Premier Farnell PLC	54,100		258.59
Jack Henry & Associates, Inc.	7,000		238.54
Microchip Technology, Inc.	5,500		226.51
Trend Micro, Inc.	7,600		216.49
KLA-Tencor Corp.	4,600		202.46
Canon, Inc.	3,800		178.41
SAP AG	2,525		163.37
ASML Holding NV	3,775		156.36
Nintendo Co. Ltd.	600		142.32
TE Connectivity Ltd.	3,100		111.25
Maxim Integrated Products, Inc.	3,600		98.22
Genpact Ltd.1	5,500		89.20
Hitachi Ltd.	16,000		86.20
Autonomy Corp. PLC1	3,200		86.20
Nintendo Co. Ltd. (ADR)	2,800		83.19
Microsoft Corp.	2,700		70.16
Juniper Networks, Inc.1	1,200		46.11
Samsung Electronics Co. Ltd., Series 144A (GDR)2	90		26.06

		6,095	13.86

Industrials - 12.69%
3M Co.	5,400	525	1.19
United Technologies Corp.	5,800	519	1.18
Illinois Tool Works, Inc.	7,400		432.98
Bouygues SA	8,550		426.97
SMC Corp.	2,100		382.87
Kurita Water Industries Ltd.	12,900		375.85
FANUC Corp.	2,200		365.83
FedEx Corp.	3,100		296.67
Siemens AG	1,940		282.64
Danaher Corp.	5,000		276.63
Nielsen Holdings NV1	9,000		269.61
Schneider Electric SA	1,305		231.53
Republic Services, Inc.	6,000		190.43
Norfolk Southern Corp.	2,100		157.36
Iron Mountain, Inc.	4,900		156.36
Mitsubishi Corp.	5,800		156.35
JGC Corp.	6,000		148.34
Union Pacific Corp.	1,400		145.33
The Boeing Co.	1,200		96.22
General Electric Co.	4,200		86.20
Emerson Electric Co.	1,100		67.15

		5,579	12.69

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials - 12.61%
The Charles Schwab Corp.	38,100	$698	1.59%
HSBC Holdings PLC	49,966	547	1.24
JPMorgan Chase & Co.	10,300	470	1.07
Barclays PLC	96,000	453	1.03
The Goldman Sachs Group, Inc.	2,800		423.96
AIA Group Ltd.1	118,000		399.91
ICICI Bank Ltd. (ADR)	6,600		333.76
The Allstate Corp.	9,800		332.75
Bank of China Ltd., Class H	484,000		268.61
BNP Paribas	2,830		224.51
Standard Chartered PLC	8,000		222.50
DBS Group Holdings Ltd.	17,000		208.47
The Progressive Corp.	8,400		184.42
BOC Hong Kong Holdings Ltd.	44,500		140.32
Macquarie Group Ltd.	3,450		133.30
Lloyds Banking Group PLC1	128,600		127.29
Sun Hung Kai Properties Ltd.	6,000		94.22
HDFC Bank Ltd. (ADR)	500		86.20
Swire Pacific Ltd., Class A	5,500		84.19
The Bank of East Asia Ltd.	16,200		67.15
Aon Corp.	1,000		52.12

		5,544	12.61

Consumer Discretionary - 11.58%
Urban Outfitters, Inc.1	16,800	528	1.20
Comcast Corp., Class A	18,200	478	1.09
DreamWorks Animation SKG, Inc., Class A1	15,900		421.96
Lowe's Cos., Inc.	15,900		417.95
Target Corp.	7,700		378.86
Tiffany & Co.	4,000		278.63
Scripps Networks Interactive, Inc., Class A	5,100		262.60
The Home Depot, Inc.	7,000		260.59
Hennes & Mauritz AB, Class B	5,000		177.40
Time Warner Cable, Inc.	1,900		148.34
Compagnie Financiere Richemont SA, Class A	2,250		145.33
Stanley Black & Decker, Inc.	1,800		131.30
Omnicom Group, Inc.	2,600		128.29
Best Buy Co., Inc.	3,600		112.25
Television Broadcasts Ltd.	18,000		106.24
Bayerische Motoren Werke AG	1,100		104.24
McDonald's Corp.	1,300		102.23
Dixons Retail PLC1	413,200		99.23
SES SA	3,700		97.22
Coach, Inc.	1,500		90.20
Strayer Education, Inc.	700		87.20
Nordstrom, Inc.	1,800		86.19
Daimler AG	1,100		85.19
Shangri-La Asia Ltd.	30,000		84.19
The New York Times Co., Class A1	9,800		80.18
The Walt Disney Co.	1,800		78.18
Discovery Communications, Inc., Class A1	1,500		66.15
International Game Technology	3,700	$65.15%

		5,092	11.58

Energy - 11.04%
Royal Dutch Shell PLC Class A (ADR)	10,600	821	1.87
Schlumberger Ltd.	8,000	718	1.63
Encana Corp.	18,600	625	1.42
Cenovus Energy, Inc.	14,000	538	1.23
BG Group PLC	19,100	489	1.11
Noble Energy, Inc.	3,800		366.83
Chevron Corp.	2,850		312.71
Weatherford International Ltd.1	10,400		225.51
Halliburton Co.	4,300		217.49
Cenovus Energy, Inc.	2,400		92.21
Imperial Oil Ltd.	1,700		90.21
Canadian Natural Resources Ltd.	1,800		85.19
Pengrowth Energy Corp.	5,900		83.19
Reliance Industries Ltd., Series 144A (GDR)2	1,550		68.16
Seadrill Ltd.	1,875		67.15
Reliance Industries Ltd., Series 144A (GDR)2	1,300		57.13

		4,853	11.04

Consumer Staples - 9.05%
Danone SA	8,225	602	1.37
Tesco PLC	83,300	561	1.28
Nestle SA	6,375		396.90
PepsiCo, Inc.	4,100		282.64
Pernod-Ricard SA	2,755		277.63
Coca-Cola Amatil Ltd.	18,050		236.54
Tingyi Cayman Islands Holding Corp.	88,000		235.53
Kraft Foods, Inc., Class A	5,700		191.43
Ajinomoto Co., Inc.	15,000		165.38
Philip Morris International, Inc.	2,000		139.32
L'Oreal SA	1,080		137.31
Colgate-Palmolive Co.	1,600		135.31
Costco Wholesale Corp.	1,400		113.26
Avon Products, Inc.	3,800		112.25
Reckitt Benckiser Group PLC	2,000		111.25
Imperial Tobacco Group PLC	3,000		106.24
Diageo PLC	4,800		98.22
General Mills, Inc.	2,200		85.19

		3,981	9.05

Materials - 8.91%
Rio Tinto PLC	6,400	466	1.06
Air Liquide SA	2,870		425.97
Newcrest Mining Ltd.	9,200		418.95
Monsanto Co.	6,000		408.93
Allegheny Technologies, Inc.	5,400		389.88
Ecolab, Inc.	4,600		243.55
Linde AG	1,250		225.51
BHP Billiton Ltd.	4,065	$204.46%
Air Products & Chemicals, Inc.	2,100		201.46
Vulcan Materials Co.	4,200		190.43
Syngenta AG	395		140.32
Anglo American PLC	2,600		135.31
Barrick Gold Corp.	2,600		133.30
CRH PLC	3,900		95.22
Nucor Corp.	2,000		94.21
Israel Chemicals Ltd. (ADR)	5,100		91.21
Inmet Mining Corp.	900		63.14

		3,920	8.91

Health Care - 6.47%
Shire PLC	21,100	652	1.48
Allergan, Inc.	5,100		406.92
Bayer AG	4,115		362.82
Sonova Holding AG	2,975		300.68
Novo Nordisk A/S, Class B	2,000		253.58
Cerner Corp.1	1,800		216.49
Novartis AG	3,550		211.48
Essilor International SA	2,245		188.43
Sysmex Corp.	4,200		146.33
CSL Ltd.	2,975		112.26

		2,846	6.47

Telecommunication Services - 2.90%
Softbank Corp.	11,400	477	1.09
American Tower Corp., Class A1	5,300		277.63
Koninklijke KPN NV	14,075		223.51
Telstra Corp. Ltd.	52,700		168.38
Swisscom AG	185		85.19
Telus Corp.	900		45.10

		1,275	2.90

Utilities - 1.34%
Hong Kong & China Gas Co. Ltd.	92,000		229.52
National Grid PLC	20,000		205.47
Edison International	2,300		90.20
GDF Suez	1,616		66.15

		590	1.34

Total Common Stocks (cost: $38,720)		39,775	90.45

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 15.08%
American Honda Financial Corp., 0.17%, 06/07/113	$700	700	1.59
Caisse D'Amortissement De La D, 0.15%, 05/04/113	700	700	1.59
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
European Investment Bank, 0.21%, 08/05/113	$1,000	$999	2.27%
Federal Home Loan Mortgage Corp., 0.05%, 05/02/113	200		200.46
Federal National Mortgage Association, 0.075%, 07/08/113	1,435	1,435	3.26
Hewlett Packard Co., 0.12%, 05/02/113	500	500	1.14
KFW, 0.16%, 07/06/113	800	800	1.82
Netjets, Inc., 0.12%, 05/10/113	600	600	1.36
U.S. Treasury Bill, 0.07%, 06/02/113	700	700	1.59

Total short-term securities (cost: $6,634)		6,634	15.08

Total investment securities (cost: $45,354)		46,409	105.53
Other assets less liabilities		(2,433)	(5.53)

Net assets		$43,975	100.00%

1			Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At April 30, 2011, the aggregate market value of these securities amounted to $471,721, representing 1.07% of net assets of which $471,721 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity precedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts
GDR - Global Depositary Receipts

Capital Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 89.70%
Financials - 13.79%
HSBC Holdings PLC	48,200	$528	1.87%
AIA Group Ltd.1	125,000	423	1.50
Bank of China Ltd., Class H	712,000	395	1.40
Barclays PLC	69,000	325	1.15
BNP Paribas	3,750	297	1.05
ICICI Bank Ltd. (ADR)	5,700	287	1.02
DBS Group Holdings Ltd.	20,000	245.87
Standard Chartered PLC	8,100	224.79
Macquarie Group Ltd.	4,800	185.65
BOC Hong Kong Holdings Ltd.	51,500	162.57
Sun Hung Kai Properties Ltd.	10,000	157.56
Australia & New Zealand Banking Group Ltd.	5,200	138.49
Lloyds Banking Group PLC1	132,400	131.46
The Bank of East Asia Ltd.	18,600	77.27
Swire Pacific Ltd., Class A	5,000	76.27
Sampo OYJ, Class A	2,200	74.26
China Overseas Land & Investment Ltd.	38,000	74.26
HDFC Bank Ltd. (ADR)	300	52.18
Itau Unibanco Holding SA (ADR)	2,000	47.17

		3,897	13.79

Consumer Staples - 12.93%
Danone SA	8,225	603	2.13
Tesco PLC	74,100	499	1.77
Nestle SA	7,500	466	1.65
Pernod Ricard SA	4,125	415	1.47
Coca-Cola Amatil Ltd.	27,000	353	1.25
L'Oreal SA	2,550	323	1.14
Tingyi (Cayman Islands) Holding Corp.	104,000	277.98
Diageo PLC	11,700	238.84
Imperial Tobacco Group PLC	5,000	176.62
Reckitt Benckiser Group PLC	2,900	161.57
Ajinomoto Co., Inc.	13,000	143.51

		3,654	12.93

Industrials - 11.51%
FANUC Corp.	3,000	497	1.76
Siemens AG	3,309	481	1.70
SMC Corp.	2,600	473	1.67
Bouygues SA	7,450	371	1.31
Kurita Water Industries Ltd.	12,600	367	1.30
Schneider Electric SA	1,470	260.92
JGC Corp.	9,000	222.79
Mitsubishi Corp.	7,100	191.68
Assa Abloy AB, Class B1	6,325	190.67
Andritz AG	1,530	158.56
Nidec Corp.	500	43.15

		3,253	11.51

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology - 11.28%
Keyence Corp.	1,900	$496	1.75%
Samsung Electronics Co. Ltd., Series 144A (GDR)2	1,460	419	1.48
Murata Manufacturing Co. Ltd.	5,100	368	1.30
SAP AG	5,400	348	1.23
ASML Holding NV	5,900	244.86
Nintendo Co. Ltd.	1,000	236.84
Premier Farnell PLC	46,600	222.79
Hitachi Ltd.	39,000	211.75
Canon, Inc.	4,300	201.71
Trend Micro, Inc.	5,900	167.59
Samsung Electronics Co. Ltd., Series 144A (GDR)2	300	87.31
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,600	76.27
Autonomy Corp. PLC1	2,700	73.26
Hamamatsu Photonics K.K.	1,000	39.14

		3,187	11.28

Materials - 10.05%
Rio Tinto PLC	7,100	517	1.83
Syngenta AG	1,250	442	1.56
BHP Billiton Ltd.	8,275	416	1.47
Newcrest Mining Ltd.	7,500	341	1.20
Anglo American PLC	5,200	271.96
Air Liquide SA	1,715	254.90
Linde AG	1,375	248.88
Inmet Mining Corp.	1,800	126.45
Barrick Gold Corp.	2,200	112.40
Israel Chemicals Ltd. (ADR)	4,000	72.25
CRH PLC	1,700	41.15

		2,840	10.05

Health Care - 10.05%
Shire PLC	19,100	590	2.09
Bayer AG	4,850	426	1.51
Novo Nordisk A/S, Class B	3,200	405	1.43
CSL Ltd.	7,625	287	1.02
Novartis AG	4,635	275.97
Essilor International SA	3,175	266.94
Sonova Holding AG	2,600	263.93
Roche Holding AG	650	105.37
Terumo Corp.	1,200	67.24
Sysmex Corp.	1,900	66.24
Cochlear Ltd.	525	46.16
Nakanishi, Inc.	400	42.15

		2,838	10.05

Energy - 8.31%
BG Group PLC	24,600	630	2.23
Royal Dutch Shell PLC Class A (ADR)	6,500	504	1.78
Cenovus Energy, Inc.	7,900	304	1.08
Encana Corp.	7,900	265.94
Reliance Industries Ltd., Series 144A (GDR)2	4,900	$216.76%
Seadrill Ltd.	3,400	120.43
Canadian Natural Resources Ltd.	2,000	94.33
Reliance Industries Ltd., Series 144A (GDR)2	1,400	62.22
Imperial Oil Ltd.	1,000	53.19
Enbridge, Inc.	800	52.18
Pengrowth Energy Corp.	3,300	47.17

		2,347	8.31

Consumer Discretionary - 5.27%
Compagnie Financiere Richemont SA, Class A	4,900	317	1.12
Hennes & Mauritz AB, Class B	7,800	276.98
Bayerische Motoren Werke AG	1,725	163.58
SES SA	5,650	148.52
Daimler AG	1,800	139.49
Inditex SA	1,250	112.40
Virgin Media, Inc.	2,800	85.30
Television Broadcasts Ltd.	14,000	82.29
Dixons Retail PLC1	306,800	74.26
Shangri-La Asia Ltd.	18,000	50.18
GKN PLC	11,600	43.15

		1,489	5.27

Telecommunication Services - 4.60%
Softbank Corp.	13,900	581	2.06
Koninklijke KPN NV	17,200	273.97
Swisscom AG	340	156.55
Telus Corp.	3,000	151.53
Telstra Corp. Ltd.	43,500	139.49

		1,300	4.60

Utilities - 1.91%
Hong Kong & China Gas Co. Ltd.	100,000	249.88
National Grid PLC	20,800	213.76
GDF Suez	1,875	77.27

		539	1.91

Total Common Stocks (cost: $24,343)		25,344	89.70

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 15.08%
American Honda Financial Corp., 0.18%, 05/04/113	$700	700	2.48
Bank of America Corp., 0.08%, 05/02/113	600	600	2.12
Federal Home Loan Bank, 0.05%, 05/16/113	960	960	3.40
Federal Home Loan Mortgage Corp., 0.04%, 06/21/113	1,300	1,300	4.60
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Royal Bank of Canada, 0.14%, 05/02/113	$700	$700	2.48

Total short-term securities (cost: $4,260)		4,260	15.08

Total investment securities (cost: $28,603)		29,604	104.78
Other assets less liabilities		(1,350)	(4.78)

Net assets		$28,253	100.00%

1	Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At April 30, 2011, the aggregate market value of these securities amounted to $783,752, representing 2.77% of net assets of which $783,752 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity precedures approved by the Board of Trustees.

3	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts
GDR - Global Depositary Receipts

Capital U.S. Equity Fund
Schedule of Investments
at April 30, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 93.99%
Information Technology - 15.05%
Oracle Corp.	50,400	$1,817	2.07%
International Business Machines Corp.	8,600	1,467	1.67
Google, Inc., Class A1	2,400	1,306	1.49
Microsoft Corp.	42,300	1,101	1.26
Cisco Systems, Inc.	50,000	878	1.00
Jack Henry & Associates, Inc.	25,200	856.98
QUALCOMM, Inc.	14,600	830.95
Maxim Integrated Products, Inc.	28,000	766.87
Microchip Technology, Inc.	15,400	632.72
TE Connectivity Ltd.	14,800	531.61
Visa, Inc., Class A	6,700	523.60
KLA-Tencor Corp.	10,900	478.55
Nintendo Co. Ltd. (ADR)	14,000	417.48
Apple, Inc.1	1,100	383.44
SAP AG (ADR)1	4,900	316.36
Broadcom Corp.1	8,400	296.34
First Solar, Inc.1	1,900	265.30
Juniper Networks, Inc.1	3,000	115.13
Genpact Ltd.1	6,800	109.12
National Instruments Corp.	3,200	97.11

		13,183	15.05

Industrials - 14.97%
United Technologies Corp.	14,700	1,317	1.50
3M Co.	13,100	1,273	1.45
Illinois Tool Works, Inc.	21,600	1,262	1.44
Danaher Corp.	21,400	1,182	1.35
Emerson Electric Co.	18,300	1,112	1.27
Iron Mountain, Inc.	32,000	1,019	1.16
The Boeing Co.	11,700	933	1.06
General Electric Co.	42,000	859.98
Norfolk Southern Corp.	10,200	762.87
United Parcel Service, Inc. Class B	10,000	750.86
FedEx Corp.	7,300	698.80
Nielsen Holdings NV1	23,000	688.78
Republic Services, Inc.	17,400	550.63
Jacobs Engineering Group, Inc.1	9,000	447.51
Union Pacific Corp.	2,600	269.31

		13,121	14.97

Energy - 13.43%
Chevron Corp.	16,000	1,751	2.00
Cenovus Energy, Inc.	43,700	1,678	1.91
Schlumberger Ltd.	17,000	1,526	1.74
Exxon Mobil Corp.	15,300	1,346	1.54
Royal Dutch Shell PLC Class B (ADR)	15,000	1,175	1.34
Noble Energy, Inc.	9,400	905	1.03
Royal Dutch Shell PLC Class A (ADR)	11,200	868.99
Encana Corp.	25,100	841.96
EOG Resources, Inc.	4,700	531.61
Halliburton Co.	8,300	419.48
Weatherford International Ltd.1	18,000	$388.44%
Imperial Oil Ltd.	3,900	206.24
Canadian Natural Resources Ltd.	2,800	132.15

		11,766	13.43

Consumer Discretionary - 12.76%
Comcast Corp., Class A	57,100	1,498	1.71
Target Corp.	26,800	1,316	1.50
The Home Depot, Inc.	34,500	1,281	1.46
DreamWorks Animation SKG, Inc., Class A1	39,300	1,041	1.19
Lowe's Cos., Inc.	34,800	913	1.04
Urban Outfitters, Inc.1	28,700	903	1.03
Tiffany & Co.	11,900	826.94
The Walt Disney Co.	16,000	690.79
McDonald's Corp.	6,000	470.54
Stanley Black & Decker, Inc.	5,300	385.44
Scripps Networks Interactive, Inc., Class A	7,300	375.43
Coach, Inc.	4,400	263.30
Best Buy Co., Inc.	8,000	250.29
Time Warner Cable, Inc.	2,900	227.26
Omnicom Group, Inc.	4,300	212.24
NIKE, Inc. Class B	2,000	165.19
Nordstrom, Inc.	3,200	152.17
Strayer Education, Inc.	1,000	124.14
The New York Times Co., Class A1	11,000	89.10

		11,180	12.76

Financials - 11.39%
The Goldman Sachs Group, Inc.	11,500	1,737	1.98
JPMorgan Chase & Co.	35,400	1,615	1.84
The Charles Schwab Corp.	76,600	1,403	1.60
Berkshire Hathaway, Inc.1	10	1,247	1.42
Wells Fargo & Co.	40,800	1,188	1.36
BB&T Corp.	33,800	910	1.04
The Allstate Corp.	25,600	866.99
The Progressive Corp.	17,000	373.43
Marsh & McLennan Cos., Inc.	7,100	215.25
The Bank of New York Mellon Corp.	7,400	214.24
Aon Corp.	4,000	209.24

		9,977	11.39

Health Care - 8.08%
Shire PLC	15,300	1,426	1.63
Allergan, Inc.	14,600	1,162	1.32
UnitedHealth Group, Inc.	23,000	1,132	1.29
Bristol-Myers Squibb Co.	35,000	984	1.12
Cerner Corp.1	6,100	733.84
Abbott Laboratories	12,000	625.71
Merck & Co., Inc.	13,000	467.53
Novo Nordisk A/S	1,900	242.28
Human Genome Sciences, Inc.1	6,800	$200.23%
Becton, Dickinson & Co.	1,300	112.13

		7,083	8.08

Consumer Staples - 7.41%
Philip Morris International, Inc.	20,300	1,410	1.61
PepsiCo, Inc.	20,000	1,378	1.57
The Coca-Cola Co.	15,800	1,066	1.22
Kraft Foods, Inc., Class A	25,000	839.96
Colgate-Palmolive Co.	7,000	590.67
Nestle SA (ADR)	9,200	572.65
The Procter & Gamble Co.	4,600	298.34
Costco Wholesale Corp.	2,800	227.26
General Mills, Inc.	2,900	112.13

		6,492	7.41

Materials - 7.39%
Allegheny Technologies, Inc.	17,700	1,274	1.45
Monsanto Co.	17,000	1,157	1.32
Air Products & Chemicals, Inc.	10,800	1,032	1.18
Barrick Gold Corp.	16,400	836.95
Ecolab, Inc.	11,500	607.69
Vulcan Materials Co.	12,500	565.65
Nucor Corp.	11,500	540.62
Rio Tinto PLC	6,300	461.53

		6,472	7.39

Telecommunication Services - 2.23%
AT&T, Inc.	28,100	874	1.00
American Tower Corp., Class A1	12,500	654.75
Verizon Communications, Inc.	11,200	423.48

		1,951	2.23

Utilities - 1.28%
PG&E Corp.	9,700	447.51
National Grid PLC	7,100	365.41
Edison International	8,000	314.36

		1,126	1.28

Total Common Stocks (cost: $70,529)		82,351	93.99

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 5.82%
Federal Home Loan Bank Discount Note, 0.05%, 05/06/112	$1,000	1,000	1.14
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Johnson & Johnson, 0.194%, 05/11/112	$1,800	$1,800	2.05%
Jupiter Securitization Co. LLC, 0.16%, 05/16/112	1,200	1,200	1.37
U.S. Treasury Bill, 0.154%, 05/05/112	1,100	1,100	1.26

Total short-term securities (cost: $5,100)		5,100	5.82

Total investment securities (cost: $75,629)		87,451	99.81
Other assets less liabilities		165	0.19

Net assets		$87,616	100.00%

1	Non-income producing security.
2	Zero coupon; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

Capital Private Client Services Funds
Notes to financial statements (unaudited)

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”). On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”) was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization dated March 25, 2011, approved by the shareholders of the Predecessor Fund.  The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund.  In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital. Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly for the Fixed Income Funds, quarterly for the U.S. Equity Fund, and annually for the Global and Non-U.S. Equity funds after the determination of each Fund’s net investment income. Distributions paid to shareholders are recorded on the ex-dividend date for all Funds.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.   Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2011 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$212,237	$–	$212,237
Short-term investments	–	25,970	–	25,970
Total investments	$–	$238,207	$–	$238,207

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$90,551	$–	$90,551
Short-term investments	–	38,265	–	38,265
Total investments	$–	$128,816	$–	$128,816

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$122,040	$–	$122,040
Short-term investments	–	19,825	–	19,825
Total investments	$–	$141,865	$–	$141,865

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$37,769	$–	$37,769
Short-term investments	–	22,055	–	22,055
Total investments	$–	$59,824	$–	$59,824

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$114,535	$–	$114,535
Mortgage-backed obligations	–	53,213	–	53,213
Corporate bonds & notes	–	58,381	–	58,381
Municipals	–	1,998	–	1,998
Government agency bonds & notes outside the U.S.	–	1,247	–	1,247
Asset-backed obligations	–	1,217	–	1,217
Short-term investments	–	26,256	–	26,256
Total investments	$–	$256,847	$–	$256,847

Capital Global Equity Fund
Common Stocks	$39,775	$–	$–	$39,775
Short-term investments	–	6,634	–	6,634
Total investments	$39,775	$6,634	$–	$46,409

Capital Non-U.S. Equity Fund
Common Stocks	$25,344	$–	$–	$25,344
Short-term investments	–	4,260	–	4,260
Total investments	$25,344	$4,260	$–	$29,604

Capital U.S. Equity Fund
Common Stocks	$82,351	$–	$–	$82,351
Short-term investments	–	5,100	–	5,100
Total investments	$82,351	$5,100	$–	$87,451

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the Funds to experience a loss and may affect their share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management — The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California — Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers in California than comparable municipal bond mutual funds that do not concentrate in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The Funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the Funds to invest the principal in higher yielding securities.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks — Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available to, the companies in which the Funds invest.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the period ended October 31, 2010, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-exempt income	Ordinary income
Capital Core Municipal Fund	$2,249	$5
Capital Short-Term Municipal Fund	387	3
Capital California Core Municipal Fund	1,095	3
Capital California Short-Term Municipal Fund	164	1
Capital Core Bond Fund	–	2,106

At October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Undistributed ordinary income		Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$576		$–	$5,167	$5,743
Capital Short-Term Municipal Fund	100		–	1,080	1,180
Capital California Core Municipal Fund	1		–	2,516	2,517
Capital California Short-Term Municipal Fund	–	1	(9)	433	424
Capital Core Bond Fund	2,947		–	5,891	8,838
1 Amount rounds to less than $1,000.

During the period ended October 31, 2010, the Funds did not utilize capital loss carryovers.

Capital loss carryovers available to the Funds at October 31, 2010 were as follows (dollars in thousands):

Expiring 2018
Capital Core Municipal Fund	$–
Capital Short-Term Municipal Fund	–
Capital California Core Municipal Fund	–
Capital California Short-Term Municipal Fund	9
Capital Core Bond Fund	–

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at April 30, 2011 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$237,571	$2,232	$(1,596)	$636
Capital Short-Term Municipal Fund	128,273	832	(289)	543
Capital California Core Municipal Fund	141,911	929	(975)	(46)
Capital California Short-Term Municipal Fund	59,724	241	(141)	100
Capital Core Bond Fund	254,043	3,385	(581)	2,804
Capital Global Equity Fund	45,354	1,284	(229)	1,055
Capital Non-U.S. Equity Fund	28,603	1,147	(147)	1,000
Capital U.S. Equity Fund	75,629	13,009	(1,187)	11,822

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6.   Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through February 16, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services –The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses.  These expenses which are not paid by CGTC from the unified management fee are paid by the funds.  A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Period ended April 30, 2011
Capital Core Municipal Fund	$26,702	2,648	$1,838	184	$(50,575)	(5,069)	$(22,035)	(2,237)
Capital Short-Term Municipal Fund	64,953	6,459	601	60	(25,387)	(2,528)	40,167	3,991
Capital California Core Municipal Fund	17,938	1,799	699	70	(38,749)	(3,884)	(20,112)	(2,015)
Capital California Short-Term Municipal Fund	30,908	3,081	180	18	(19,878)	(1,975)	11,210	1,124
Capital Core Bond Fund	51,679	5,105	4,458	443	(25,086)	(2,480)	31,051	3,068
Capital Global Equity Fund*	42,926	4,298	–	–	–	–	42,926	4,298
Capital Non-U.S. Equity Fund*	27,250	2,718	–	–	–	–	27,250	2,718
Capital U.S. Equity Fund*	380	25	–	–	(696)	(45)	(316)	(20)
*Commencement of operations was 4/1/11.
Eight months ended March 31, 2011
Capital U.S. Equity Fund	$5,020	347	$909	63	$(7,790)	(559)	$(1,861)	(149)
Period ended October 31, 2010
Capital Core Municipal Fund*	$278,391	27,671	$1,156	113	$(16,587)	(1,631)	$262,960	26,153
Capital Short-Term Municipal Fund*	101,792	10,126	346	34	(13,821)	(1,361)	88,317	8,799
Capital California Core Municipal Fund*	172,980	17,220	518	51	(7,473)	(737)	166,025	16,534
Capital California Short-Term Municipal Fund*	57,503	5,716	128	13	(7,390)	(730)	50,241	4,999
Capital Core Bond Fund*	246,958	24,519	1,457	141	(27,068)	(2,639)	221,347	22,021

*Commencement of operations was 4/13/10.

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended April 30, 2011 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$ –	$ 13,007	$ –	$ 55,144
Capital Short-Term Municipal Fund	–	20,695	–	6,350
Capital California Core Municipal Fund	–	9,779	–	19,571
Capital California Short-Term Municipal Fund	–	4,924	–	6,377
Capital Core Bond Fund	156,744	22,354	141,747	15,514
Capital Global Equity Fund	–	39,101	–	350
Capital Non-U.S. Equity Fund	–	24,947	–	578
Capital U.S. Equity Fund	–	45,819	–	41,131

9.   Fund Merger

On April 01, 2011, the Capital U.S. Equity Fund acquired all of the assets and assumed all of the liabilities of Endowments – Growth and Income Portfolio (the “Predecessor Fund”) pursuant to a plan of reorganization approved by the Board of Trustees on March 25, 2011. The acquisition was accomplished by a tax-free exchange as follows:

5,599,076 shares of the Predecessor Fund,  valued at $86,205,437 were outstanding on the close of business on April 01, 2011.  After the reorganization Capital U.S. Equity Fund had 5,599,076 shares valued at $86,205,447.

The investment portfolio and cash of the Predecessor Fund, with a value of $86,205,437 and identified cost of $57,353,020 were the principal assets acquired by the Capital U.S. Equity Fund. For financial reporting purposes, assets received and shares issued by the Capital U.S. Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Capital U.S. Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $86,205,437.

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since April 01, 2011 for the Capital U.S. Equity Fund.

	Before Reorganization			After Reorganization
	Endowments - Growth and Income Portfolio	Capital U.S Equity Fund		Capital U.S. Equity Fund
Net Assets	$86,205,437		$10	$86,205,447
Shares Outstanding	5,599,076		–	5,599,076
Net Asset Value per Share	$15.40	$		$15.40
Net unrealized appreciation/(depreciation)	18,636,603		–	18,636,603
Accumulated net realized gain/(loss)	(5,895,126)		–	(5,895,126)

Capital Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended 4/30/112	For the year ended 10/31/103

Selected per share data:

Net asset value, beginning of period	$10.27	$10.00

Income from investment operations:
Net investment income4	0.11	0.10
Net realized and unrealized gains (losses) on securities	(0.18)	0.26
Total from investment operations	(0.07)	0.36

Dividends and distributions:
Dividends from net investment income	(0.11)	(0.09)
Distributions from capital gain	(0.02)	–	7
Total dividends and distributions	(0.13)	(0.09)

Net asset value, end of period	$10.07	$10.27

Total Return5	(0.62)%	3.63%

Net assets, end of period (in millions)	$241	$269

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.42%	0.43%
Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
Ratio of net investment income to average net assets5,6	2.23%	1.81%

Portfolio turnover rate	6%	25%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Rounds to less than $0.00.

Capital Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended 4/30/112	For the year ended 10/31/103

Selected per share data:

Net asset value, beginning of period	$10.17	$10.00

Income from investment operations:
Net investment income4	0.05	0.05
Net realized and unrealized gains (losses) on securities	(0.07)	0.17
Total from investment operations	(0.02)	0.22

Dividends and distributions:
Dividends from net investment income	(0.05)	(0.05)
Distributions from capital gain	(0.01)	–	7
Total dividends and distributions	(0.06)	(0.05)

Net asset value, end of period	$10.09	$10.17

Total Return5	(0.21)%	2.17%

Net assets, end of period (in millions)	$129	$89

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.45%	0.48%
Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
Ratio of net investment income to average net assets5,6	1.02%	0.94%

Portfolio turnover rate	8%	36%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Rounds to less than $0.00.

Capital California Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended 4/30/112		For the year ended 10/31/103

Selected per share data:

Net asset value, beginning of period	$10.19		$10.00

Income from investment operations:
Net investment income4	0.10		0.08
Net realized and unrealized gains (losses) on securities	(0.14)		0.18
Total from investment operations	(0.04)		0.26

Dividends and distributions:
Dividends from net investment income	(0.10)		(0.07)
Distributions from capital gain	–	7	–	7
Total dividends and distributions	(0.10)		(0.07)

Net asset value, end of period	$10.05		$10.19

Total Return5	(0.38)%		2.61%

Net assets, end of period (in millions)	$146		$169

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.43%		0.45%
Ratio of expenses to average net assets after reimbursement5,6	0.40%		0.40%
Ratio of net investment income to average net assets5,6	2.01%		1.41%

Portfolio turnover rate	8%		13%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Rounds to less than $0.00.

Capital California Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended 4/30/112	For the year ended 10/31/103

Selected per share data:

Net asset value, beginning of period	$10.13	$10.00

Income from investment operations:
Net investment income4	0.04	0.04
Net realized and unrealized gains (losses) on securities	(0.07)	0.13
Total from investment operations	(0.03)	0.17

Dividends and distributions:
Dividends from net investment income	(0.04)	(0.04)
Distributions from capital gain	–	–
Total dividends and distributions	(0.04)	(0.04)

Net asset value, end of period	$10.06	$10.13

Total Return5	(0.26)%	1.67%

Net assets, end of period (in millions)	$62	$51

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.49%	0.55%
Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
Ratio of net investment income to average net assets5,6	0.89%	0.79%

Portfolio turnover rate	13%	35%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

Capital Core Bond Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the six months ended 4/30/112	For the year ended 10/31/103

Selected per share data:

Net asset value, beginning of period	$10.45	$10.00

Income from investment operations:
Net investment income4	0.10	0.09
Net realized and unrealized gains (losses) on securities	(0.18)	0.46
Total from investment operations	(0.08)	0.55

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.09)
Distributions from capital gain	(0.13)	(0.01)
Total dividends and distributions	(0.23)	(0.10)

Net asset value, end of period	$10.14	$10.45

Total Return5	(0.73)%	5.52%

Net assets, end of period (in millions)	$254	$230

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.42%	0.44%
Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
Ratio of net investment income to average net assets5,6	2.03%	1.65%

Portfolio turnover rate	69%	123%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 13, 2010.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

Capital Global Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

For the month ended
4/30/112,3

Selected per share data:

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income4	0.02
Net realized and unrealized gains on securities	0.21
Total from investment operations	0.23

Dividends and distributions:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net asset value, end of period	$10.23

Total Return5	2.30%

Net assets, end of period (in millions)	$44

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.90%
Ratio of expenses to average net assets after reimbursement5,6	0.85%
Ratio of net investment income to average net assets5,6	2.37%

Portfolio turnover rate	1%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 1, 2011.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

Capital Non-U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

For the month ended
4/30/112,3

Selected per share data:

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income4	0.04
Net realized and unrealized gains on securities	0.35
Total from investment operations	0.39

Dividends and distributions:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net asset value, end of period	$10.39

Total Return5	3.90%

Net assets, end of period (in millions)	$28

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.91%
Ratio of expenses to average net assets after reimbursement5,6	0.85%
Ratio of net investment income to average net assets5,6	4.25%

Portfolio turnover rate	2%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Unaudited.
3	The Fund commenced operations on April 1, 2011.
4	Based on average shares outstanding.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

Capital U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each period)

	For the month ended	For the eight months ended	For the year ended
	4/30/112,3	3/31/11	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06

Selected per share data:

Net asset value, beginning of period	$15.33	$13.09	$11.78	$14.24	$16.14	$14.86	$14.95

Income from investment operations:
Net investment income4	0.01	0.16	0.22	0.24	0.26	0.29	0.23
Net realized and unrealized gains (losses) on investments and currency	0.36	2.28	1.30	(2.44)	(1.48)	2.03	0.44
Total from investment operations	0.37	2.44	1.52	(2.20)	(1.22)	2.32	0.67

Dividends and distributions:
Dividends from net investment income	—	(0.20)	(0.21)	(0.26)	(0.30)	(0.27)	(0.23)
Distributions from capital gain	—	—	—	—	(0.38)	(0.77)	(0.53)
Total dividends and distributions	—	(0.20)	(0.21)	(0.26)	(0.68)	(1.04)	(0.76)

Net asset value, end of period	$15.70	$15.33	$13.09	$11.78	$14.24	$16.14	$14.86

Total Return5	1.95%	18.72%	12.91%	(15.29)%	(7.95)%	16.02%	4.61

Net assets, end of period (in millions)	$88	$86	$75	$79	$108	$119	$104

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.67%	1.04%	0.79%	0.74%	0.67%	0.69%	0.71
Ratio of expenses to average net assets after reimbursement5,6	0.65%	0.75%	0.75%	0.71%	0.62%	0.64%	0.66
Ratio of net investment income to average net assets5,6	0.72%	1.67%	1.72%	2.12%	1.67%	1.81%	1.56

Portfolio turnover rate	52%	7%	22%	39%	21%	24%	25

1				Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2				Unaudited.
3				Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
4				Based on average shares outstanding.
5				Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company.
6				Annualized.

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 through April 30, 2011).

Actual expenses:
The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2010	Ending account value 4/30/2011	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$1,000.00	$993.80	$1.98	.40%
assumed 5% return	1,000.00	1,022.81	2.01	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	997.90	1.98	.40%
assumed 5% return	1,000.00	1,022.81	2.01	.40%
Capital California Core Municipal Fund actual return	1,000.00	996.20	1.98	.40%
assumed 5% return	1,000.00	1,022.81	2.01	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	997.40	1.98	.40%
assumed 5% return	1,000.00	1,022.81	2.01	.40%
Capital Core Bond Fund1 actual return	1,000.00	992.70	1.98	.40%
assumed 5% return	1,000.00	1,022.81	2.01	.40%
Capital Global Equity Fund1 actual return	1,000.00	1,023.00	0.71	.85%
assumed 5% return	1,000.00	1,003.41	0.70	.85%
Capital Non-U.S. Equity Fund1 actual return	1,000.00	1,039.00	0.71	.85%
assumed 5% return	1,000.00	1,003.41	0.70	.85%
Capital U.S. Equity Fund actual return	1,000.00	1,011.00	0.54	.65%
assumed 5% return	1,000.00	1,003.58	0.54	.65%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).
1
Commencement of operations was April 1, 2011.  Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period).

Capital Private Client Services Funds
Approval of investment advisory and service agreement (unaudited)

Approval of amended and restated investment advisory and service agreement

In January 2011 the Funds’ Board of Trustees (the “Board”) approved an amendment to the Funds’ Investment Advisory and Service Agreement with Capital Guardian Trust Company (“CGTC”)  adding the Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund (collectively the “Equity Funds”) to the Agreement for an initial term through March 31, 2012 (the “Amended Agreement”). The Board approved the Amended Agreement following the recommendation of the Funds’ Contracts Committee (the “Committee”), which is composed of all of the Funds’ independent board members. The Board and the Committee determined that the Equity Funds’ fee structure was fair and reasonable in relation to the services provided and that approving the Amended Agreement was in the best interests of the Equity Funds and their shareholders. In reaching this decision, the Board and the Committee took into account various information furnished to them by CGTC in connection with their review of the Amended Agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services The Board and the Committee considered the depth and quality of CGTC’s investment management process, including its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities; and the impact of current market conditions on CGTC. The Board and the Committee also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CGTC to the Equity Funds under the Amended Agreement. The Board and the Committee concluded that the nature, extent and quality of the services proposed to be provided by CGTC should benefit the Equity Funds and their shareholders.

2. Investment results The Board and the Committee considered the manner in which CGTC proposed to manage the Equity Funds to achieve their investment objectives, the proposed investment policies and restrictions of the Equity Funds and CGTC’s experience in managing accounts similar to the Equity Funds. The Board and the Committee also noted that CGTC’s Capital Group Private Client Services division had provided satisfactory long-term results to its clients in the past. In light of these facts, the Board and the Committee concluded that CGTC’s management should benefit the Equity Funds and their shareholders.

3. Advisory fees and total expenses The Amended Agreement provides that the Equity Funds will pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Funds’ independent trustees (including their independent legal counsel) and extraordinary expenses, such as litigation expenses.  Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging and supervising third parties that provide such services.

The Board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee cannot be increased without a vote of fund shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In approving the unified management fee for the Equity Funds the Board and the Committee compared the unified management fees of the Equity Funds to the total expense ratios of similar funds managed by other investment advisers.  The Board and the Committee also compared the total expenses of the Equity Funds to the total expenses of funds managed by CGTC’s affiliate Capital Research and Management Company with similar investment objectives and strategies.

The Board and the Committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the Equity Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the Equity Funds and separately managed accounts. The Board and the Committee concluded that the Equity Funds’ cost structure was fair and reasonable in relation to the services to be provided, and that the shareholders should receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the Equity Funds.

4. Ancillary benefits The Board and the Committee considered a variety of other benefits that would be received by CGTC and its affiliates as a result of CGTC’s relationship with the Equity Funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division and possible ancillary benefits to CGTC and its affiliates. The Board and the Committee reviewed CGTC’s portfolio trading practices, noting that while CGTC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Equity Funds, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts to be paid to CGTC by the Equity Funds.

Capital Private Client Services Funds

Offices of the funds and of the investment adviser Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406
Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 866-421-2166 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 866-421-2166. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 866-421-2166.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 866-421-2166.

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: July 8, 2011

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: July 8, 2011